LETTER FROM THE PRESIDENT

Dear Fellow Touchstone Investor:

Thank you for investing through Touchstone. We are pleased to provide you with this update of the investment activity and performance of the Touchstone Variable Series Trust for the six months ended June 30, 2001.

LOOKING BACK

Amid a fairly abrupt economic slowdown, navigating the investment markets proved challenging in the first half of 2001. Among the forces at work were declining profitability and capital spending, rising unemployment, weak expansion of consumption and slowing growth abroad. Despite those influences, equities (as represented by the S&P 500 Index, the Wilshire 5000 Index and the Nasdaq Composite Index) posted positive results for the quarter ending June 30, 2001 for the first quarter since March, 2000. Some help in spurring those advances came from the Federal Reserve, which cut rates six times since the beginning of the year. For the year to date, most bond categories maintained their performance edge over equities.

TOUCHSTONE HIGHLIGHTS

Touchstone strives to distinguish itself as "The Mark of Excellence in Investment Management." Toward that end, on May 1 the Touchstone Variable Series Trust grew with the addition of three new funds and also welcomed two new sub-advisors. The new funds are:

     o The TOUCHSTONE GROWTH/VALUE FUND, which seeks long-term capital appreciation by investing in reasonably priced stocks of large- and mid-capitalization companies diversified across various industry sectors. The sub-advisor, Mastrapasqua & Associates, Inc., looks for companies whose valuations may not reflect their potential for accelerated earnings and cash flow growth. The fund managers are Frank Mastrapasqua, Ph.D. and Thomas Trantum, CFA.

     o The TOUCHSTONE EQUITY FUND, which seeks long-term growth of capital by investing in large capitalization companies believed to have growth prospects superior to the general market. Fort Washington Investment Advisors, Inc., the sub-advisor, focuses on companies selling at reasonable valuations compared to their expected revenue growth rate, cash flows and earnings. The fund is co-managed by Charles Stutenroth, IV, CFA and Charles Ulbricht, CFA.

     o The TOUCHSTONE MONEY MARKET FUND, which seeks high current income with liquidity and stability of principal. Also sub-advised by Fort Washington Investment Advisors, the fund holds U.S. dollar-denominated money market instruments. These may include certificates of deposit, bankers' acceptances, U.S. government obligations and short-term corporate debt obligations. John Goetz, CFA, manages the fund.

New sub-advisors to the Touchstone Variable Series Trust are Mastrapasqua & Associates and TCW Investment Management Company (TCW):

     o As noted above, Mastrapasqua & Associates is sub-advisor to the new Touchstone Growth/Value Fund. Mastrapasqua utilizes an investment style of buying growth companies at value prices to manage money for foundations, endowments, retirement plans, mutual funds, high net-worth individuals, and other institutions. Founded in 1993 and based in Nashville, Tennessee, Mastrapasqua manages over $2.5 billion in assets.

     o TCW is one of two sub-advisors to the Touchstone Emerging Growth Fund, co-managing the fund with Westfield Capital Management. The TCW group of companies has been providing investment management services for more than a quarter century. It manages both U.S. and global investments for a spectrum of clients with diverse objectives. TCW specializes in managing taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations, foreign investors and mutual funds. Established in 1981, TCW has over $80 billion in assets under management. Nicholas Gallucio and Susan Schottenfeld have primary responsibility for the day-to-day management of the Touchstone Emerging Growth Fund's assets.

  THE VALUE OF PROFESSIONAL MANAGEMENT

  To date the year has been a challenging one for investors. The investment outlook has been difficult to ascertain amid sometimes conflicting indicators of economic growth and market conditions. That is why we strive to provide outstanding long-term professional investment management through the investment options offered in the Touchstone Variable Series Trust. We carefully select managers whose resources, skills and commitment to excellence we believe to rank among the best in their respective investment disciplines. These professionals bring experience and expertise to bear on your behalf every day. That is a considerable advantage, especially in uncertain investment times.

  LOOKING AHEAD

  It is important to keep the current market environment in perspective and to consider the long-term composition and performance of your portfolio. Though it may be tempting to try to time the market, time in the market has proven to be key to any long-term investment strategy. Times such as these reinforce the need to maintain a diverse portfolio, invest regularly and remain focused on individual financial goals.

  Regardless of what the future holds, our Touchstone Variable Series Trust managers will remain steadfastly focused on identifying the opportunities and the companies capable of succeeding in any environment. We believe our long-term, disciplined approach to investment management is well suited to help you attain your goals.

  Thank you again for the opportunity to work on your behalf. We appreciate your continued confidence and we look forward to strengthening relationships and serving your financial needs in the years ahead.

  Best regards,

  /s/ Jill T. McGruder

  Jill T. McGruder
  President and Chief Executive Officer

  For a prospectus containing more complete information on the Touchstone Variable Series Trust, including charges and expenses, please call
  800.669.2796. Please read the prospectus carefully before investing or sending money. Fund availability varies by product.

  TOUCHSTONE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 95.8%
  AUSTRALIA - 2.7%
  23,800   BHP Billiton                     $   125,990
  19,700   National Australia Bank              351,822
  20,200   Telstra Corp.                         55,370
--------------------------------------------------------------------------------
                                                533,182
--------------------------------------------------------------------------------
  BRAZIL - 0.5%
   1,300   Cia Vale Do Rio Doce ADR              30,160
   1,400   Companhia De Bebidas Pr ADR           32,410
   1,500   Petroleo Brasileiro ADR               39,000
--------------------------------------------------------------------------------
                                                101,570
--------------------------------------------------------------------------------
  CHINA - 0.3%
   2,400   Huaneng Power
           International Inc. ADR                57,888
--------------------------------------------------------------------------------
  FINLAND - 1.7%
   5,094   Nokia Oyj                            115,530
   7,769   Upm-Kymmene                          219,770
--------------------------------------------------------------------------------
                                                335,300
--------------------------------------------------------------------------------
  FRANCE - 10.5%
   3,999   Alcatel                               83,682
   4,286   Aventis SA                           342,413
   3,651   AXA                                  104,084
   2,267   Bnp Paribas                          197,438
       7   Cap Gemini                               510
   2,017   Carrefour Supermarche                106,800
     862   Groupe Danone                        118,379
   1,292   Lafarge SA                           110,553
     415   PSA Peugeot Citroen*                 112,754
   5,173   Publicis Groupe                      125,341
   6,425   Suez                                 206,844
   2,406   Total Fina                           337,145
   3,430   Vivendi Universal                    200,071
--------------------------------------------------------------------------------
                                              2,046,014
--------------------------------------------------------------------------------
  GERMANY - 6.9%
     381   Allianz AG                           111,280
   2,555   Bayerische Hypo Vereinsbank          124,897
     708   Deutsche Bank AG                      50,625
   4,846   Deutsche Telekom                     110,521
   2,751   E.On AG                              144,360
   9,120   Kamps                                 84,605
     990   Muenchener Rueckversicherungs-
           Gasellschaft                         278,038
   5,190   Preussag                             158,731
     182   SAP AG                                25,273
   4,066   Siemans                              246,297
--------------------------------------------------------------------------------
                                              1,334,627
--------------------------------------------------------------------------------
  GREAT BRITAIN - 19.7%
  18,083   Abbey National Plc                   316,740
   3,000   Anglo American Plc ADR                44,910
  40,294   Bp Amoco Plc                         331,351
  44,220   British Telecommunications Plc       278,093
  14,890   CGNU                                 205,926
  17,860   Glaxo Smithkline Plc                 502,545
  11,600   Hsbc Holdings Plc                    137,201
  18,678   Hsbc Holdings Plc                    221,393
  56,400   Invensys Plc                         107,121
  18,987   Kingfisher Plc                       102,778
  12,561   Lloyds TSB Group Plc                 125,737



                                                Value
   Shares                                      (Note 1)

  GREAT BRITAIN - Continued
   4,330   Logica Plc                       $    52,573
  17,511   Marconi Electronic Systems            62,330
  17,800   Reed International Plc               157,770
  14,678   Royal Bank of Scotland Group Plc     323,593
  15,701   Safeway Plc                           88,966
  41,114   Shell Transport & Trading            341,854
 201,066   Vodafone Group Plc                   445,536
--------------------------------------------------------------------------------
                                              3,846,417
--------------------------------------------------------------------------------
  HONG KONG - 2.9%
  11,000   Cheung Kong Holdings                 119,879
  29,500   China Mobil*                         155,831
  53,000   CNOOC*                                50,285
  68,000   Denway Motors *                       24,412
  10,100   Hutchison Whampoa                    101,978
  13,000   Sun Hung Kai Properties              117,091
      57   Sunevision Holdings*                      13
--------------------------------------------------------------------------------
                                                569,489
--------------------------------------------------------------------------------
  INDIA - 0.5%
   6,200   Reliance Industries                   97,406
--------------------------------------------------------------------------------
  ITALY - 3.1%
   3,557   Assicurazione Generali               107,130
  18,510   Autostrade SPA                       119,777
  96,769   Olivetti                             172,246
  15,025   San Paolo IMI-SPA                    194,349
--------------------------------------------------------------------------------
                                                593,502
--------------------------------------------------------------------------------
  JAPAN - 30.9%
   5,000   Bridgestone                           52,305
   3,000   Canon                                121,202
   5,000   Chubu Electric Power Company, Inc.   106,212
   6,000   Dai Nippon Printing                   73,202
   4,000   Daikin Industries                     74,068
  10,000   Daiwa Securities                     104,609
   6,000   Denso Corp.                          114,469
      25   East Japan Rail                      144,289
   1,200   Fanuc Co                              59,736
   3,000   Fuji Photo Film                      129,379
     900   Fuji Soft ABC Inc.                    52,882
   5,000   Fujitsu                               52,505
   4,000   Furkukawa Electric                    31,904
  10,000   Hitachi                               98,196
   3,800   Hitachi Credit                        91,078
   2,000   Honda Motor                           87,856
   2,100   ITO Yokado                            96,794
   4,000   Kao Corp.                             99,399
   8,000   Kirin Brewery                         68,040
   8,000   Komatsu                               36,681
  28,000   Kubota Corp.                         111,327
     900   Kyocera Corp.                         79,359
  10,000   Matsushita Electic                   156,473
   7,000   Mitsubishi                            56,393
  12,000   Mitsubishi Estate                    110,333
      11   Mitsubishi Tokyo Financial*           91,703
  29,500   Mitsui Chemicals, Inc.               118,473
   1,100   Murata Manufacturing                  73,098
   6,000   NEC                                   81,042
     600   Nintendo                             109,178
  21,000   Nippon Mitusubishi Oil Corp.         118,509

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INTERNATIONAL EQUITY FUND

Schedule of Investments continued

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  JAPAN  - Continued
      28   Nippon Telegraph & Telephone     $   145,892
  14,000   Nissan Motor                          96,625
   3,100   Nissin Food Products                  64,609
   9,000   Nomura Securities                    172,425
      13   NTT Data                              70,862
       9   NTT Docomo Inc.                      156,553
   4,000   Olympus Optical                       64,064
   3,000   Omron Corp.                           54,228
   1,200   Orix Corp.                           116,681
   5,000   Ricoh                                107,816
     800   Rohm Company                         124,281
   1,500   Secom                                 83,687
   2,000   Seven Eleven Japan                    78,076
   3,000   Shin-Etsu Chemical Co                110,140
     800   SMC Corp.                             85,611
     900   Softbank Corp.                        29,507
   2,000   Sony                                 131,463
  27,000   Sumitomo Chemical Co                 121,852
   6,000   Sumitomo Electric Industries          68,008
  26,600   Sumitomo Mitsui Banking Corp.        219,623
   5,000   Takeda Chemical Industries           232,465
   5,000   Tokyo Broadcasting                    96,192
   6,000   Tokyo Electric Power                 155,351
     900   Tokyo Electron                        54,469
   8,000   Tokyo Marine & Fire                   74,709
  11,200   Toyota Motor                         394,132
      12   West Japan Railway                    65,026
   2,000   Yamato Transport                      41,924
--------------------------------------------------------------------------------
                                              6,016,965
--------------------------------------------------------------------------------
  MEXICO - 0.7%
   2,800   America Movil SA De CV ADR*           58,408
   1,000   Cemex SA De CV ADR                    26,500
   1,600   Telefonos De Mexico ADR               56,144
--------------------------------------------------------------------------------
                                                141,052
--------------------------------------------------------------------------------
  NETHERLANDS - 4.0%
   3,613   Ing Groep NV*                        236,304
   1,768   Koninklijke KPN                       55,420
   3,026   Numico NV                            116,209
  10,388   Philips Electronics NV               275,550
   3,020   VNU NV                               102,342
--------------------------------------------------------------------------------
                                                785,825
--------------------------------------------------------------------------------
  SINGAPORE - 0.8%
  18,000   Capitaland*                           24,698
   6,000   DBS Group Holdings                    44,127
   7,000   Singapore Airlines                    48,408
  28,000   Singapore Tech Engineering            39,649
--------------------------------------------------------------------------------
                                                156,882
--------------------------------------------------------------------------------
  SOUTH KOREA - 0.6%
   1,609   Samsung Electronics GDR              118,777
--------------------------------------------------------------------------------
  SPAIN - 3.0%
  17,366   Banco Bilbao Vizcaya Argenta         224,807
  11,850   Banco Santander Central Hispano      107,421
   6,396   Endesa                               102,088
  12,362   Telefonica*                          152,488
--------------------------------------------------------------------------------
                                                586,804
--------------------------------------------------------------------------------

                                                Value
   Shares                                      (Note 1)

  SWITZERLAND - 6.0%
   6,752   ABB                              $   102,257
     730   Nestle                               155,267
   5,771   Novartis                             209,022
   2,522   Roche Holding                        181,848
     127   The Swatch Group*                    127,283
     958   United Bank of Switzerland           137,352
     708   Zurich Financial Services            241,650
--------------------------------------------------------------------------------
                                              1,154,679
--------------------------------------------------------------------------------
  TAIWAN - 1.0%
  22,000   United Microelectronics ADR*         195,800
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $21,545,972)                          $ 18,672,179
--------------------------------------------------------------------------------
RIGHTS - 1.1%
  AUSTRALIA - 0.7%
  25,350   BHP Billiton*                    $   137,553
--------------------------------------------------------------------------------
  GREAT BRITAIN - 0.4%
  11,614   British Telecommunications Plc*       73,039
--------------------------------------------------------------------------------
TOTAL RIGHTS
(COST $47,866)                              $   210,592
--------------------------------------------------------------------------------
WARRANTS - 0.0%
  FRANCE - 0.0%
   1,059   Banque Nationale
           de Paris, warrants*              $     5,410
--------------------------------------------------------------------------------
TOTAL WARRANTS
(COST $0)                                   $     5,410
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE  - 96.9%
(COST $21,593,838) (a)                      $18,888,181
CASH AND OTHER ASSETS
NET OF LIABILITIES - 3.1%                       601,065
NET ASSETS - 100.0%                         $19,489,246
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 *   Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $21,593,838, resulting in gross unrealized appreciation and depreciation of $409,030 and $3,114,687, respectively, and net unrealized depreciation of $2,705,657.
ADR - American Depository Receipt
GDR - Global Depository Receipt

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INTERNATIONAL EQUITY FUND

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of June 30, 2001 was as follows:

  Industry                                    Percentage
   Sector                                     Net Assets

Banking                                              13.3%
Telephone Systems                                     8.0%
Pharmaceuticals                                       7.5%
Insurance                                             6.9%
Oil & Gas                                             6.2%
Electronics                                           4.9%
Communications                                        4.2%
Beverages, Food & Tobacco                             4.0%
Automotive                                            3.9%
Electric Utilities                                    3.9%
Heavy Machinery                                       3.7%
Commercial Services                                   2.9%
Financial Services                                    2.8%
Media - Broadcasting & Publishing                     2.8%
Metals                                                2.5%
Chemicals                                             2.3%
Electrical Equipment                                  1.9%
Real Estate                                           1.9%
Transportation                                        1.9%
Home Construction, Furnishings & Appliances           1.5%
Entertainment & Leisure                               1.2%
Forest Products & Paper                               1.1%
Food Retailers                                        1.0%
Retailers                                             0.9%
Building Materials                                    0.7%
Computer Software & Processing                        0.7%
Advertising                                           0.6%
Computers & Information                               0.6%
Heavy Construction                                    0.6%
Industrial - Diversified                              0.6%
Cosmetics & Personal Care                             0.5%
Miscellaneous                                         0.4%
Medical Supplies                                      0.3%
Other assets in excess of liabilities                 3.8%
--------------------------------------------------------------------------------
                                                   100.00%
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.4%
  ADVERTISING - 0.3%
   4,620   The Interpublic Group
           of Companies                     $   135,597
--------------------------------------------------------------------------------
  BANKING - 11.5%
   3,500   Banknorth Group Inc.                  79,275
  27,700   Cullen/Frost Bankers                 937,645
  31,400   East West Bancorp Inc.               847,800
  28,200   Heller Financial                   1,128,000
  25,200   IndyMac Mortgage Holdings*           675,360
   7,000   Silicon Valley Bancshares*           154,000
  24,000   Southwest Bancorp of Texas           725,040
   1,400   Valley National Bank                  39,690
--------------------------------------------------------------------------------
                                              4,586,810
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.6%
   6,200   CBRL Group                           105,090
   6,000   Hain Celestial Group Inc.*           132,000
--------------------------------------------------------------------------------
                                                237,090
--------------------------------------------------------------------------------
  CHEMICALS - 0.9%
   3,500   Cytec Industries Inc.*               133,000
   2,000   Minerals Technologies, Inc.           85,840
  12,400   Solutia Inc.                         158,100
--------------------------------------------------------------------------------
                                                376,940
--------------------------------------------------------------------------------
  COAL - 1.2%
  18,500   Arch Coal Inc.                       478,595
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 14.2%
  15,000   Administaff*                         390,000
   2,200   Anixter International Inc.*           67,540
  30,000   Career Education*                  1,797,000
  21,000   DeVry*                               758,520
  24,600   Forrester Research*                  555,714
   1,100   H & R Block Inc.                      71,005
  25,000   Sequenom*                            350,000
  16,000   Stericycle*                          751,200
   2,100   Valassis Communications Inc.*         75,180
  23,300   Waste Connections Inc.*              838,800
--------------------------------------------------------------------------------
                                              5,654,959
--------------------------------------------------------------------------------
  COMMUNICATIONS - 1.7%
  28,200   Advanced Fibre Communication*        592,200
   5,800   Powerwave Technologies*               84,100
--------------------------------------------------------------------------------
                                                676,300
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 6.6%
   6,600   Arbitron Inc.*                       159,060
  16,900   Gartner Group Inc., Class A*         185,900
   4,400   Macromedia*                           79,200
  11,300   Mapinfo Corp.*                       248,600
  26,200   National Data                        848,880
  14,200   Networks Associates Inc.*            176,790
  14,300   Precise Software Solutions*          439,010
  14,500   Smartforce Plc ADR*                  510,835
--------------------------------------------------------------------------------
                                              2,648,275
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 2.3%
  29,600   Avici Systems Inc.*                  253,672
  24,400   Maxtor Corp.*                        128,100
  30,900   StorageNetworks Inc.*                524,991
--------------------------------------------------------------------------------
                                                906,763
--------------------------------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

  COSMETICS & PERSONAL CARE - 0.3%
   3,400   Clorox Company                   $   115,090
--------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 3.2%
   9,900   American Power
           Conversion Corp.*                    155,925
  15,500   Therma-Wave Inc.*                    295,585
  28,200   Wilson Greatbatch Technologies*      817,800
--------------------------------------------------------------------------------
                                              1,269,310
--------------------------------------------------------------------------------
  ELECTRONICS - 3.5%
   4,000   Arrow Electronics*                    97,160
   1,700   ITT Industries Inc.                   75,225
   7,100   LSI Logic*                           133,480
   3,100   National Semiconductor Corp.*         90,272
   2,200   PerkinElmer                           60,566
  28,900   Read-Rite Corp.*                     151,725
   4,500   Tektronix Inc.*                      122,175
  12,700   Teledyne Technologies Inc.*          193,040
   3,100   Thermo Electron*                      68,262
   7,100   Varian Semiconductor*                298,200
   4,700   Vishay Intertechnology, Inc.*        108,100
--------------------------------------------------------------------------------
                                              1,398,205
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.1%
   7,800   Metro-Goldwyn-Mayer Inc.*            176,670
  30,500   Six Flags Inc.*                      641,720
--------------------------------------------------------------------------------
                                                818,390
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 3.1%
  47,500   Priceline.com                        429,875
  17,300   Seacor Smit Inc.*                    808,602
--------------------------------------------------------------------------------
                                              1,238,477
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.2%
   1,600   Martin Marietta Materials             79,184
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.6%
  17,000   Manor Care*                          539,750
  25,400   Select Medical Corp.*                508,000
  25,500   Urocor Inc.*                         399,075
--------------------------------------------------------------------------------
                                              1,446,825
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 4.0%
   2,600   Cummins Inc.                         100,620
   2,800   Deere                                105,980
   2,900   Dover Corp.                          109,185
   1,900   Grainger W.W. Inc.                    78,204
   3,900   Pall Corp.                            91,767
   5,600   Pentair Inc.                         189,280
  42,300   W-H Energy Services*                 803,700
   3,700   York International Corp.             129,574
--------------------------------------------------------------------------------
                                              1,608,310
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS - 0.3%
   3,200   Rohm & Haas Company                  105,280
--------------------------------------------------------------------------------
  INSURANCE - 2.4%
  12,000   Everest Re Group                     897,600
   3,800   Phoenix Companies*                    70,680
--------------------------------------------------------------------------------
                                                968,280
--------------------------------------------------------------------------------
  LODGING - 0.5%
  14,000   Extended Stay America*               210,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE EMERGING GROWTH FUND

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  MEDIA - BROADCASTING & PUBLISHING - 9.6%
   8,000   Belo Corp.                       $   150,720
  45,500   Entravision Communications,
           Class A*                             559,650
   6,200   Harte-Hanks Inc.                     153,512
  32,700   Information Holdings*              1,056,210
  39,000   Insight Communications*              975,000
   2,000   Meredith Corp.                        71,620
   6,900   Readers Digest Association Inc.      198,375
  64,000   Sinclair Broadcast Group, Class A*   659,200
--------------------------------------------------------------------------------
                                              3,824,287
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 4.3%
  30,000   Advanced Neuromodulation Systems*    780,000
  18,000   Arthocare*                           470,700
  27,600   PSS World Medical*                   177,468
   4,000   Teradyne*                            132,400
  45,900   Variagenics Inc.*                    174,420
--------------------------------------------------------------------------------
                                              1,734,988
--------------------------------------------------------------------------------
  METALS - 1.0%
   8,500   AK Steel Holding Corp.               106,590
   6,400   Commscope Inc.*                      150,400
   4,000   Crane Company                        124,000
--------------------------------------------------------------------------------
                                                380,990
--------------------------------------------------------------------------------
  OIL & GAS - 6.1%
  71,800   Chesapeake Energy Corp.*             488,240
  13,900   Helmerich & Payne                    428,398
   3,900   Louis Dreyfus Natural Gas*           135,915
   5,700   Pride International Inc.*            108,300
  54,000   Superior Energy Services*            426,600
  45,176   Varco International Inc.*            840,725
--------------------------------------------------------------------------------
                                              2,428,178
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  PHARMACEUTICALS - 8.0%
  26,000   Albany Molecular Research*       $   988,260
  22,200   Celgene Corp.*                       640,470
  10,900   Charles River Labs*                  378,775
  20,100   ILEX Oncology*                       600,990
  20,100   Titan Pharmaceuticals*               603,201
--------------------------------------------------------------------------------
                                              3,211,696
--------------------------------------------------------------------------------
  RETAILERS - 5.6%
  39,000   99 Cents Only Stores*              1,168,050
   4,000   Anntaylor*                           143,200
   8,800   J.C. Penney Company, Inc.            231,968
  20,500   Linens `N Things Inc.*               560,060
   3,800   RadioShack                           115,900
--------------------------------------------------------------------------------
                                              2,219,178
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 1.3%
  37,300   Mediacom Communications Corp.*       522,200
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $30,887,624)                          $39,280,197
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE  - 98.4%
(COST $30,887,624) (a)                      $39,280,197
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.6%                       657,342
NET ASSETS - 100.0%                         $39,937,539
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $30,887,624, resulting in gross unrealized appreciation and depreciation of $10,390,666 and $1,998,093, respectively, and net unrealized appreciation of $8,392,573.

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 99.0%
  BANKING - 2.3%
   2,800   First Fed Financial Corp.*       $    83,440
   8,000   Sterling Bancshares Inc./Tx          153,440
--------------------------------------------------------------------------------
                                                236,880
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.6%
   6,000   Performance Food Group Co.*          181,380
   3,800   United Natural Foods Inc.*            79,610
--------------------------------------------------------------------------------
                                                260,990
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 9.5%
  23,000   Keith Companies, Inc.*               400,200
  40,400   Orchid Biosciences*                  309,060
   6,200   Waste Connections Inc.*              223,200
   5,400   Workflow Management Inc.*             33,480
--------------------------------------------------------------------------------
                                                965,940
--------------------------------------------------------------------------------
  COMMUNICATIONS - 7.4%
  13,450   Audiovox Corp. Class A*              149,295
  10,000   Comtech Telecommunications*          140,000
  15,000   Corvis Corp.*                         65,850
  27,019   Harmonic Lightwaves Inc.*            270,190
   8,200   Performance Technologies Inc.*       123,000
--------------------------------------------------------------------------------
                                                748,335
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 8.5%
  42,300   Applix, Inc.*                         82,485
   6,000   CryptoLogic Inc.*                    136,740
  16,000   Efunds Corp.*                        297,600
   7,700   Filenet Corp.*                       113,960
   6,102   Lightbridge Inc.*                    118,379
  11,000   Tumbleweed Communications*            41,690
  14,400   Xeta Corp.*                           74,448
--------------------------------------------------------------------------------
                                                865,302
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 4.1%
  10,600   Applied Films Corp.*                 222,600
  60,000   Dot Hill Systems Corp.*              111,000
  19,180   Troy Group Inc.*                      82,474
--------------------------------------------------------------------------------
                                                416,074
--------------------------------------------------------------------------------
  ELECTRONICS - 16.4%
   7,700   Alliance Semiconductor Corp.*         92,554
  10,000   Catapult Communications Corp.*       225,000
   5,100   Excel Technology Inc.*               112,608
  17,150   Hauppage Inc.*                        35,672
  23,100   MRV Communications Inc.*             215,985
   4,600   New Horizons Electronics Inc.*        43,700
  22,350   Ramtron International Corp.*          69,285
  20,300   Silicon Storage Technology*          205,639
  15,000   Stratos Lightwave, Inc.*             195,000
   4,500   Trimble Navigation*                   87,705
  15,000   Ultratech Stepper Inc.*              384,750
--------------------------------------------------------------------------------
                                              1,667,898
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  FINANCIAL SERVICES - 6.2%
   6,600   Capitol Federal Financial        $   127,578
   6,500   Doral Financial Corp.                222,950
   6,100   Glenborough Realty Trust Inc. REIT   117,730
  15,000   Knight Trading Group*                160,350
--------------------------------------------------------------------------------
                                                628,608
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.3%
   3,400   Ameripath Inc.*                       99,620
   2,500   Coventry Health Care Inc.*            50,500
   4,900   Health Net Inc.*                      85,260
--------------------------------------------------------------------------------
                                                235,380
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 3.8%
   3,000   Engineered Support Systems, Inc.     117,570
  37,300   Mechanical Technology Inc.*          268,933
--------------------------------------------------------------------------------
                                                386,503
--------------------------------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.7%
   7,606   D.R. Horton Inc.                     172,656
--------------------------------------------------------------------------------
  INSURANCE - 5.4%
   4,600   Annuity & Life Re Holdings           164,450
   2,000   HCC Insurance Holdings Inc.           49,000
   3,700   Philadelphia Consolidated Holding*   128,686
   6,000   Scottish Annuity & Life Holding       76,140
   4,800   Selective Insurance Group            128,064
--------------------------------------------------------------------------------
                                                546,340
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.3%
   3,000   Scholastic Corp.*                    135,000
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 5.2%
  38,400   Lasersight Inc.*                      87,168
  12,400   North American Scientific*           179,800
   4,000   Polymedica Corp.*                    162,000
   3,200   Respironics Inc.*                     95,232
--------------------------------------------------------------------------------
                                                524,200
--------------------------------------------------------------------------------
  METALS - 1.8%
  11,000   Maverick Tube Corp.*                 186,450
--------------------------------------------------------------------------------
  OIL & GAS - 12.1%
   4,800   Cal Dive International Inc.*         118,080
   5,500   Energen Corp.                        151,800
  11,700   Key Productions Company Inc.*        194,805
  17,000   Seitel Inc.*                         222,700
  13,000   Tom Brown Inc.*                      312,000
   5,300   Unit Corp.*                           84,005
   7,900   Vintage Petroleum Inc.               147,730
--------------------------------------------------------------------------------
                                              1,231,120
--------------------------------------------------------------------------------
  RESTAURANTS - 1.9%
   9,000   Buca, Inc.*                          195,750
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE SMALL CAP VALUE FUND

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  RETAILERS - 2.7%
   3,000   Chico's FAS, Inc.*               $    89,250
   5,000   Christopher & Banks Corp.*           163,000
   1,000   Maxwell Shoe Co Inc. Class A*         17,000
--------------------------------------------------------------------------------
                                                269,250
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 0.6%
   3,800   Hickory Tech Corp.                    60,800
--------------------------------------------------------------------------------
  TRANSPORTATION - 3.2%
   4,375   Heartland Express*                    99,750
   4,900   Nordic American Tanker Shipping       84,182
  24,000   OMI Corp.*                           134,640
--------------------------------------------------------------------------------
                                                318,572
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $11,898,027)                          $10,052,048
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 99.0%
(COST $11,898,027) (a)                      $10,052,048
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.0%                       103,811
NET ASSETS - 100.0%                         $10,155,859
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 *   Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $11,898,027, resulting in gross unrealized appreciation and depreciation of $1,370,027 and $3,216,006, respectively, and net unrealized depreciation of $1,845,979.
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE GROWTH/VALUE FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 93.2%
  AIRLINES - 2.5%
   7,000   Southwest Airlines Co.           $   129,430
--------------------------------------------------------------------------------
  BANKING - 2.5%
   2,500   Citigroup                            132,100
--------------------------------------------------------------------------------
  BIOTECHNOLOGY - 12.7%
   2,200   Amgen Inc.*                          133,496
   2,600   Genentech, Inc.*                     143,260
   2,000   Genzyme Corp.*                       122,000
   2,500   IDEC Pharmaceuticals Corp.*          169,225
   1,900   MedImmune, Inc.*                      89,680
--------------------------------------------------------------------------------
                                                657,661
--------------------------------------------------------------------------------
  BUILDING MATERIALS - 2.8%
   3,100   Home Depot                           144,305
--------------------------------------------------------------------------------
  CHEMICALS - 2.1%
   2,400   Pharmacia*                           110,280
--------------------------------------------------------------------------------
  COMMUNICATIONS - 1.4%
   1,200   Ciena Corp.*                          45,600
   1,200   Nokia OYJ ADR                         26,448
--------------------------------------------------------------------------------
                                                 72,048
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 10.0%
   1,400   Brocade Communications
           Systems, Inc.*                        61,586
   1,900   Microsoft*                           137,940
   8,300   Oracle Corp.*                        157,700
   2,400   VERITAS Software Corp.*              159,672
--------------------------------------------------------------------------------
                                                516,898
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 7.6%
   2,700   Cisco Systems*                        49,140
   3,500   EMC Corp.*                           101,675
   1,400   International Business Machines      158,200
   5,500   Sun Microsystems*                     86,460
--------------------------------------------------------------------------------
                                                395,475
--------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 4.6%
   1,700   Emerson Electric                     102,850
   2,400   Novellus Systems, Inc.*              136,296
--------------------------------------------------------------------------------
                                                239,146
--------------------------------------------------------------------------------
  ELECTRONICS - 8.8%
   1,800   Applied Materials*                    88,380
   1,200   Broadcom Corp.*                       51,312
   4,500   Intel                                131,625
   3,000   JDS Uniphase Corp.*                   38,250
   1,300   PMC-Sierra, Inc.*                     40,391
   3,300   Texas Instruments Inc.*              103,950
--------------------------------------------------------------------------------
                                                453,908
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

ENTERTAINMENT & LEISURE - 2.6%
   7,600   AT&T Corp.*                      $   132,924
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 8.5%
   2,400   American Express*                     93,120
   1,900   Merrill Lynch                        112,575
   1,600   Morgan Stanley Dean Witter*          102,768
   2,700   The Bank of New York
           Company, Inc.*                       129,600
--------------------------------------------------------------------------------
                                                438,063
--------------------------------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.8%
   3,000   General Electric*                    146,250
--------------------------------------------------------------------------------
  INSURANCE - 2.0%
   7,800   Conseco Inc.*                        106,470
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 2.4%
   1,200   Applera Corp.                         32,100
   1,000   Teradyne*                             33,100
   2,100   Waters Corp.*                         57,981
--------------------------------------------------------------------------------
                                                123,181
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 15.6%
   2,900   Biovail Corp.*                       126,150
   2,300   Forest Laboratories, Inc.*           163,300
   1,800   Invitrogen*                          129,240
   2,000   Millipore Corp.                      123,960
   2,700   Novartis ADR                          97,605
   2,800   Pfizer                               112,140
     600   Protein Design Labs, Inc.*            52,056
--------------------------------------------------------------------------------
                                                804,451
--------------------------------------------------------------------------------
  RETAILERS - 4.3%
   3,000   Target                               103,800
   2,400   Wal-Mart Stores                      117,120
--------------------------------------------------------------------------------
                                                220,920
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $4,940,749)                           $ 4,823,510
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE  - 93.2%
(COST $4,940,749) (a)                       $ 4,823,510
CASH AND OTHER ASSETS
NET OF LIABILITIES - 6.8%                       349,607
NET ASSETS - 100.0%                         $ 5,173,117
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 *   Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $4,940,749, resulting in gross unrealized appreciation and depreciation of $237,486 and $354,725, respectively, and net unrealized depreciation of $117,239.
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE EQUITY FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 47.5%
  ADVERTISING - 1.4%
   1,600   Omnicom                          $   137,600
--------------------------------------------------------------------------------
  BANKING - 4.0%
   3,400   Citigroup                            179,656
   3,500   North Fork Bancorp                   108,500
   1,600   Northern Trust                       100,000
--------------------------------------------------------------------------------
                                                388,156
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.9%
   2,100   Pepsico                               92,820
--------------------------------------------------------------------------------
  BUILDING MATERIALS - 1.4%
   3,000   Home Depot                           139,650
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 1.1%
   2,000   Concord EFS, Inc.*                   104,020
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 4.6%
   2,900   Microsoft*                           210,540
   3,600   SunGard Data Systems Inc.*           108,036
   2,000   VERITAS Software Corp.*              133,060
--------------------------------------------------------------------------------
                                                451,636
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 4.0%
   6,100   Cisco Systems*                       111,020
   3,600   EMC Corp.*                           104,580
   1,550   International Business Machines      175,150
--------------------------------------------------------------------------------
                                                390,750
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 0.9%
   2,200   Calpine Corp.*                        83,160
--------------------------------------------------------------------------------
  ELECTRONICS - 2.4%
   1,900   Analog Devices*                       82,175
   3,200   Intel                                 93,600
   2,700   Vitesse Semiconductor Corp.*          56,808
--------------------------------------------------------------------------------
                                                232,583
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.6%
   3,000   AOL Time Warner Inc.*                159,000
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 1.1%
   5,200   Health Management Associates, Inc.*  109,408
--------------------------------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.7%
   3,500   General Electric                     170,625
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 1.8%
   3,200   Tyco International                   174,400
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  INSURANCE - 1.8%
   2,100   American International Group     $   180,600
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.7%
   4,000   Univision Communications Inc.*       171,120
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 3.1%
   3,000   Baxter International                 147,000
   3,500   Medtronic Inc.                       161,035
--------------------------------------------------------------------------------
                                                308,035
--------------------------------------------------------------------------------
  OIL & GAS - 0.6%
   1,700   Noble Drilling Corp.*                 55,675
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 7.9%
   2,200   Amgen Inc.*                          133,496
   1,700   Cardinal Health                      117,300
   3,300   Elan Corp. Plc ADR*                  201,300
   1,000   Forest Laboratories, Inc.*            71,000
   1,200   King Pharmaceuticals, Inc.*           64,500
   4,500   Pfizer                               180,225
--------------------------------------------------------------------------------
                                                767,821
--------------------------------------------------------------------------------
  RETAILERS - 3.3%
   2,500   Bed Bath & Beyond Inc.*               75,000
   2,700   BJ's Wholesale Club*                 143,802
   2,600   CVS                                  100,360
--------------------------------------------------------------------------------
                                                319,162
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 2.2%
   4,850   Broadwing*                           118,583
   3,000   Qwest Communications
           International*                        95,610
--------------------------------------------------------------------------------
                                                214,193
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $4,785,342)                           $ 4,650,414
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE  - 47.5%
(COST $4,785,342) (a)                       $ 4,650,414
CASH AND OTHER ASSETS
NET OF LIABILITIES - 52.5% (NOTE 7)           5,130,259
NET ASSETS - 100.0%                         $ 9,780,673
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 *   Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $4,785,342, resulting in gross unrealized appreciation and depreciation of $145,259 and $280,187, respectively, and net unrealized depreciation of $134,928.
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE ENHANCED 30 FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 99.5%
  AEROSPACE & DEFENSE - 8.6%
  10,900   Boeing                           $   606,040
  11,400   Honeywell International              398,886
--------------------------------------------------------------------------------
                                              1,004,926
--------------------------------------------------------------------------------
  BANKING - 8.1%
   8,100   Bank of America                      486,243
   8,666   Citigroup                            457,912
--------------------------------------------------------------------------------
                                                944,155
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 5.1%
   6,900   Coca-Cola                            310,500
  10,600   McDonald's Corp.                     286,836
--------------------------------------------------------------------------------
                                                597,336
--------------------------------------------------------------------------------
  BUILDING MATERIALS - 3.4%
   8,600   Home Depot                           400,330
--------------------------------------------------------------------------------
  CHEMICALS - 3.8%
   9,200   Du Pont (E.I.) De Nemours            443,808
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 5.8%
   4,400   Computer Sciences*                   152,240
   7,200   Microsoft*                           522,720
--------------------------------------------------------------------------------
                                                674,960
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 6.7%
   6,900   Cisco Systems*                       125,580
   7,400   Hewlett-Packard                      211,640
   4,000   International Business Machines      452,000
--------------------------------------------------------------------------------
                                                789,220
--------------------------------------------------------------------------------
  ELECTRONICS - 2.2%
   8,900   Intel                                260,325
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.5%
  10,000   Walt Disney Company (The)            288,900
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 7.5%
   7,830   American Express                     303,804
  12,839   J.P. Morgan Chase & Co               572,619
--------------------------------------------------------------------------------
                                                876,423
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 4.5%
   7,200   United Technologies                  527,472
--------------------------------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.2%
   7,600   General Electric                 $   370,500
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS - 3.1%
   6,600   Kimberly-Clark                       368,940
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 4.5%
   4,600   Minnesota Mining &
           Manufacturing (3M)                   524,860
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 4.0%
   9,400   Johnson & Johnson                    470,000
--------------------------------------------------------------------------------
  OIL & GAS - 7.2%
   8,200   El Paso Corp.                        430,828
   4,648   Exxon Mobil                          406,003
--------------------------------------------------------------------------------
                                                836,831
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 10.4%
  10,500   Abbott Laboratories                  504,105
   5,400   Merck                                345,114
   9,200   Pfizer                               368,460
--------------------------------------------------------------------------------
                                              1,217,679
--------------------------------------------------------------------------------
  REAL ESTATE - 2.7%
   9,900   Equity Office Properties REIT        313,137
--------------------------------------------------------------------------------
  RETAILERS - 3.1%
   7,400   Wal-Mart Stores                      361,120
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 3.1%
   9,000   SBC Communications                   360,540
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $11,783,246)                          $ 11,631,462
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 99.5%
(COST $11,783,247) (a)                      $11,631,462
CASH AND OTHER ASSETS
NET OF LIABILITIES - 0.5%                        61,618
NET ASSETS - 100.0%                         $11,693,080
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 *   Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $11,783,247, resulting in gross unrealized appreciation and depreciation of $950,671 and $1,102,456, respectively, and net unrealized depreciation of $151,785.
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 92.2%
  AEROSPACE & DEFENSE - 1.6%
   3,350   Honeywell International          $   117,216
--------------------------------------------------------------------------------
  AUTOMOTIVE - 2.5%
   2,975   Magna International, Class A         182,933
--------------------------------------------------------------------------------
  BANKING - 10.3%
   3,300   Bank of America                      198,099
   6,100   Charter One Financial                194,590
   4,082   Citigroup                            215,693
   4,425   North Fork Bancorp                   137,175
--------------------------------------------------------------------------------
                                                745,557
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 4.3%
   4,300   Anheuser Busch Cos Inc.              177,160
   4,400   Ralston-Ralston Purina Group         132,088
--------------------------------------------------------------------------------
                                                309,248
--------------------------------------------------------------------------------
  CHEMICALS - 1.4%
   2,100   Du Pont (E.I.) De Nemours            101,304
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 3.8%
   5,675   Computer Associates International    204,300
   1,125   First Data                            72,281
--------------------------------------------------------------------------------
                                                276,581
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 6.0%
   1,900   Hewlett-Packard                       54,340
   1,700   International Business Machines      192,100
   2,825   Lexmark International Group,
           Class A*                             189,981
--------------------------------------------------------------------------------
                                                436,421
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 3.1%
   5,350   CMS Energy                           148,997
   1,300   Dominion Resources                    78,169
--------------------------------------------------------------------------------
                                                227,166
--------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 1.3%
   1,500   Emerson Electric                      90,750
--------------------------------------------------------------------------------
  ELECTRONICS - 6.1%
   2,400   Analog Devices*                      103,800
     800   Applied Materials*                    39,280
   3,200   Flextronics International*            83,552
   3,550   Intel                                103,837
   5,800   LSI Logic*                           109,040
--------------------------------------------------------------------------------
                                                439,509
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 5.1%
   1,725   Federal National
           Mortgage Association                 146,884
   1,100   Morgan Stanley Dean Witter*           70,653
   2,050   USA Education                        149,650
--------------------------------------------------------------------------------
                                                367,187
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 1.0%
   2,775   Mead                                  75,313
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.8%
   6,300   Health Management Associates, Inc.*  132,552
   4,550   Manor Care*                          144,463
--------------------------------------------------------------------------------
                                                277,015
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 2.3%
   3,975   Ingersoll Rand                       163,770
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  HOUSEHOLD PRODUCTS - 2.8%
   3,675   Kimberly-Clark                   $   205,433
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 3.5%
   4,700   Tyco International                   256,150
--------------------------------------------------------------------------------
  INSURANCE - 5.3%
   3,200   Lincoln National                     165,600
     600   MGIC Investment                       43,584
   1,850   Wellpoint Health Networks*           174,344
--------------------------------------------------------------------------------
                                                383,528
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 2.0%
   2,900   Baxter International                 142,100
--------------------------------------------------------------------------------
  METALS - 3.2%
   1,000   Alcoa                                 39,400
   7,675   Masco Corp.                          191,568
--------------------------------------------------------------------------------
                                                230,968
--------------------------------------------------------------------------------
  OIL & GAS - 7.7%
   5,750   Conoco, Class A                      162,150
   1,623   Exxon Mobil                          141,769
   1,050   Schlumberger                          55,283
   2,500   Tosco                                110,125
   2,129   Transocean Sedco Forex                87,821
--------------------------------------------------------------------------------
                                                557,148
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 2.9%
   1,900   Bristol-Myers Squibb                  99,370
   3,000   Schering-Plough                      108,720
--------------------------------------------------------------------------------
                                                208,090
--------------------------------------------------------------------------------
  RETAILERS - 2.8%
   1,950   Federated Department Stores*          82,875
   3,900   RadioShack                           118,950
--------------------------------------------------------------------------------
                                                201,825
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 7.3%
   1,500   Alltel                                91,890
   4,200   Broadwing*                           102,690
   2,000   SBC Communications                    80,120
   3,325   Verizon Communications               177,888
   5,200   Worldcom Inc.*                        77,792
--------------------------------------------------------------------------------
                                                530,380
--------------------------------------------------------------------------------
  TRANSPORTATION - 0.7%
   1,750   US Freightways                        51,625
--------------------------------------------------------------------------------
  UTILITIES - 1.4%
   3,700   Nisource                             101,121
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $6,221,341)                           $ 6,678,338
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 92.2%
(COST $6,221,341) (a)                       $ 6,678,338
CASH AND OTHER ASSETS
NET OF LIABILITIES - 7.8%                       564,225
NET ASSETS - 100.0%                         $ 7,242,563
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 *   Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $6,221,341, resulting in gross unrealized appreciation and depreciation of $827,243 and $370,246, respectively, and net unrealized appreciation of $456,997.


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.6%
  AEROSPACE & DEFENSE - 1.4%
   5,000   Honeywell International Inc.     $   174,950
  10,300   Lockheed Martin                      381,615
--------------------------------------------------------------------------------
                                                556,565
--------------------------------------------------------------------------------
  AUTOMOTIVE - 2.1%
  21,400   Dana Corp.                           499,476
   6,500   Paccar                               334,230
--------------------------------------------------------------------------------
                                                833,706
--------------------------------------------------------------------------------
  BANKING - 12.4%
  22,500   Bank of America                    1,350,675
  22,233   Citigroup                          1,174,792
  28,100   FleetBoston Financial              1,108,545
   5,700   PNC Bank                             375,003
  17,400   Wells Fargo                          807,882
--------------------------------------------------------------------------------
                                              4,816,897
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.3%
  20,700   McDonald's Corp.                     560,142
   9,200   Pepsico                              406,640
   6,850   Safeway Inc.*                        328,800
--------------------------------------------------------------------------------
                                              1,295,582
--------------------------------------------------------------------------------
  CHEMICALS - 3.2%
  12,200   Dow Chemical                         405,650
   6,301   Du Pont (E.I.) De Nemours            303,960
  11,363   Pharmacia                            522,130
--------------------------------------------------------------------------------
                                              1,231,740
--------------------------------------------------------------------------------
  COMMUNICATIONS - 0.1%
   1,812   Koninklije (Royal)
           Philips Electronics                   47,891
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 2.9%
   8,700   Adobe Systems Inc.                   408,900
  23,700   Cadence Design Systems*              441,531
   7,900   Computer Sciences*                   273,340
--------------------------------------------------------------------------------
                                              1,123,771
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 1.1%
  27,800   Compaq Computer                      430,622
--------------------------------------------------------------------------------
  COSMETICS & PERSONAL CARE - 2.4%
   6,900   Avon Products                        319,332
   9,350   Procter & Gamble                     596,530
--------------------------------------------------------------------------------
                                                915,862
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 4.5%
   6,300   Allegheny Energy Inc.                303,975
  10,638   Exelon                               682,109
   4,900   FPL Group                            295,029
   7,600   Reliant Resources Inc.*              187,720
   5,600   TXU Corp.                            269,864
--------------------------------------------------------------------------------
                                              1,738,697
--------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.2%
   1,600   Kla-Tencor Corp.*                     93,552
--------------------------------------------------------------------------------
  ELECTRONICS - 3.1%
   8,500   Arrow Electronics*                   206,465
   9,600   Avnet Inc.                           215,232
   8,400   Micron Technology*                   345,240
  14,800   National Semiconductor Corp.*        430,976
--------------------------------------------------------------------------------
                                              1,197,913
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  ENTERTAINMENT & LEISURE - 2.5%
  31,800   Mattel                           $   601,656
  13,400   Walt Disney Company (The)            387,126
--------------------------------------------------------------------------------
                                                988,782
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 8.7%
  10,100   Federal National
           Mortgage Association                 860,015
  22,700   J.P. Morgan Chase & Co             1,012,420
   5,200   Lehman Brothers Holdings             404,300
   7,500   Merrill Lynch                        444,375
  22,300   National City Corp.                  686,394
--------------------------------------------------------------------------------
                                              3,407,504
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 2.7%
   8,900   Bowater, Inc.                        398,186
  18,400   International Paper                  656,880
--------------------------------------------------------------------------------
                                              1,055,066
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 3.2%
   1,354   Axcelis Technologies Inc.*            20,039
  14,200   Baker Hughes                         475,700
   9,500   Deere                                359,575
   9,500   Parker Hannifin                      403,180
--------------------------------------------------------------------------------
                                              1,258,494
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS - 1.5%
  10,300   Kimberly-Clark                       575,770
--------------------------------------------------------------------------------
  INSURANCE - 8.7%
  13,900   Allstate Corporation (The)           611,461
  10,050   American International Group         864,300
   4,400   Cigna Corp.                          421,608
   8,000   Lincoln National                     414,000
   7,600   Marsh & McLennan Companies           767,600
   4,300   The Hartford Financial
           Services Group, Inc.                 294,120
--------------------------------------------------------------------------------
                                              3,373,089
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 4.1%
  17,900   Comcast, Special Class A*            776,860
   5,950   McGraw-Hill Companies Inc.           393,593
  10,300   New York Times Co Class A            432,600
--------------------------------------------------------------------------------
                                              1,603,053
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 2.0%
  10,500   Becton Dickinson & Company           375,795
  11,900   Teradyne*                            393,890
--------------------------------------------------------------------------------
                                                769,685
--------------------------------------------------------------------------------
  METALS - 3.0%
   9,900   Alcoa                                390,060
   7,300   Nucor                                356,897
  20,500   USX-U.S. Steel Group                 413,075
--------------------------------------------------------------------------------
                                              1,160,032
--------------------------------------------------------------------------------
  OIL & GAS - 9.5%
   4,000   Burlington Resources                 159,800
  15,900   Diamond Offshore Driling             525,495
  16,921   Exxon Mobil                        1,478,049
   6,800   Phillips Petroleum Co                387,600
   9,500   Royal Dutch Petroleum                553,565
   8,444   Total Fina SA, ADR                   592,769
--------------------------------------------------------------------------------
                                              3,697,278
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE GROWTH & INCOME FUND

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  PHARMACEUTICALS - 5.5%
  11,800   Abbott Laboratories              $   566,518
   9,700   American Home Products               566,868
   8,700   Bristol-Myers Squibb                 455,010
   2,950   Eli Lilly & Company                  218,300
   9,000   Schering-Plough Corp.                326,160
--------------------------------------------------------------------------------
                                              2,132,856
--------------------------------------------------------------------------------
  RETAILERS - 1.5%
   6,100   Nike, Inc. Class B                   256,139
   9,500   Target                               328,700
--------------------------------------------------------------------------------
                                                584,839
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 5.8%
  23,872   AT&T Wireless Group*                 390,307
  11,800   Bellsouth                            475,186
  17,102   SBC Communications                   685,106
  13,494   Verizon Communications               721,929
--------------------------------------------------------------------------------
                                              2,272,528
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  TRANSPORTATION - 3.2%
  15,000   Canadian National Railway        $   607,500
   7,200   CSX                                  260,928
   5,000   General Dynamics                     389,050
--------------------------------------------------------------------------------
                                              1,257,478
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $36,876,905)                          $38,419,252
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE  - 98.6%
(COST $36,876,905) (a)                      $38,419,252
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.4%                       534,081
NET ASSETS - 100.0%                         $38,953,333
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $36,876,905, resulting in gross unrealized appreciation and depreciation of $3,426,574 and $1,884,227, respectively, and net unrealized appreciation of $1,542,347.
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BALANCED FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 57.3%
  ADVERTISING - 2.8%
  11,400   Lamar Advertising*               $   501,600
   6,427   WPP Group                            322,957
--------------------------------------------------------------------------------
                                                824,557
--------------------------------------------------------------------------------
  BANKING - 5.6%
   6,666   Citigroup                            352,231
  13,448   FleetBoston Financial                530,524
   4,500   Household International              300,150
  10,800   Wells Fargo                          501,444
--------------------------------------------------------------------------------
                                              1,684,349
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.7%
  17,400   McDonald's Corp.                     470,844
   6,500   Suiza Foods Corp.*                   345,150
--------------------------------------------------------------------------------
                                                815,994
--------------------------------------------------------------------------------
  CHEMICALS - 0.7%
   4,000   Cambrex                              202,320
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 0.7%
   5,500   Halliburton Co                       195,800
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION - 0.9%
   5,500   Zebra Technologies Corp., Class A*   270,160
--------------------------------------------------------------------------------
  COSMETICS & PERSONAL CARE - 1.9%
   6,000   Avon Products                        277,680
  10,500   Gillette                             304,395
--------------------------------------------------------------------------------
                                                582,075
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 1.8%
   4,500   Duke Energy                          175,545
   5,500   Exelon                               352,660
--------------------------------------------------------------------------------
                                                528,205
--------------------------------------------------------------------------------
  ELECTRONICS - 1.2%
   8,500   Arrow Electronics*                   206,465
  15,500   General Semiconductor*               162,130
--------------------------------------------------------------------------------
                                                368,595
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.3%
  20,000   Mattel                               378,400
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 4.1%
   5,800   Countrywide Credit                   266,104
  11,600   Federal Home Loan
           Mortgage Corporation                 812,000
   1,500   Federal National
           Mortgage Association                 127,725
--------------------------------------------------------------------------------
                                              1,205,829
--------------------------------------------------------------------------------
  FOOD RETAILERS - 1.3%
  15,500   Kroger Company (The)*                387,500
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 2.0%
   8,200   Parker Hannifin                      348,008
   7,500   Varian Inc.*                         242,250
--------------------------------------------------------------------------------
                                                590,258
--------------------------------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
   1,700   Herman Miller                         41,140
  11,500   Newell Rubbermaid Inc.               288,650
--------------------------------------------------------------------------------
                                                329,790
--------------------------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  INDUSTRIAL - DIVERSIFIED - 4.5%
  14,000   Apogent Technologies*            $   344,400
  11,700   Carlisle Companies                   407,979
   2,600   Minnesota Mining &
           Manufacturing (3M)                   296,660
   6,800   Roper Industries                     283,900
--------------------------------------------------------------------------------
                                              1,332,939
--------------------------------------------------------------------------------
  INSURANCE - 3.3%
   5,300   Everest Re Group                     396,440
   9,000   John Hancock Financial Services      362,340
   2,900   XL Capital, Class A                  238,090
--------------------------------------------------------------------------------
                                                996,870
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.7%
   4,527   Clear Channel Communications*        283,843
   7,000   Emmis Communications, Class A*       215,250
--------------------------------------------------------------------------------
                                                499,093
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES - 2.9%
  15,166   Sybron Dental Specialties*           310,751
   9,500   Thermo Electron Corp.*               209,190
  12,500   Waters Corp.*                        345,125
--------------------------------------------------------------------------------
                                                865,066
--------------------------------------------------------------------------------
  METALS - 0.6%
   4,000   Alcan                                168,080
--------------------------------------------------------------------------------
  OIL & GAS - 2.9%
   6,300   Anadarko Petroleum                   340,389
   1,400   Exxon Mobil                          122,290
   6,000   Texaco                               399,600
--------------------------------------------------------------------------------
                                                862,279
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 4.6%
   4,300   American Home Products               251,292
   2,600   Eli Lilly & Company                  192,400
   2,700   Merck                                172,557
   5,500   Pfizer                               220,275
   9,000   Schering-Plough Corp.                326,160
   3,500   Teva Pharmaceutical
           Industries, ADR                      218,050
--------------------------------------------------------------------------------
                                              1,380,734
--------------------------------------------------------------------------------
  REAL ESTATE - 1.2%
  16,000   Prologis Trust REIT                  363,520
--------------------------------------------------------------------------------
  RETAILERS - 0.8%
   6,500   CVS                                  250,900
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 5.0%
  11,000   SBC Communications                   440,660
  17,500   Sprint Corp.                         373,800
   3,500   Verizon Communications               187,250
  34,000   Worldcom Inc.*                       508,640
--------------------------------------------------------------------------------
                                              1,510,350
--------------------------------------------------------------------------------
  TRANSPORTATION - 1.7%
   7,300   Canadian Pacific                     282,875
   8,000   Forward Air*                         239,600
--------------------------------------------------------------------------------
                                                522,475
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $15,624,958)                          $ 17,116,138
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BALANCED FUND

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

ASSET-BACKED SECURITIES - 2.6%
  ELECTRIC UTILITIES - 2.5%
$750,000   PECO Energy
           Transition Trust,
           Series 1999-A,
           Class A2          5.63% 03/01/05 $   756,491
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 0.1%
  19,012   Access Financial
           Manufacture Housing
           Contract Trust,
           Series 1995-1,
           Class A3          7.10% 05/15/21      19,555
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $768,473)                             $   776,046
--------------------------------------------------------------------------------
CORPORATE BONDS - 17.4%
  BANKING - 3.5%
 250,000   BB&T              7.25% 06/15/07     253,407
 250,000   Chase Manhattan   7.25% 06/01/07     261,006
 500,000   Household
           Finance          7.875% 03/01/07     533,933
     687   Nykredit          6.00% 10/01/26          75
--------------------------------------------------------------------------------
                                              1,048,421
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.6%
 160,000   Coca-Cola
           Femsa             8.95% 11/01/06     171,600
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 3.9%
 600,000   Tennessee Valley
           Authority         5.00% 12/18/03     602,145
 550,000   Wisconsin Electric
           Power            6.625% 12/01/02     565,321
--------------------------------------------------------------------------------
                                              1,167,466
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 3.7%
 500,000   GMAC              7.20% 01/15/11     505,969
 575,000   Morgan Stanley
           Dean Witter       7.75% 06/15/05     612,420
--------------------------------------------------------------------------------
                                              1,118,389
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.9%
 100,000   Belo Corp.       6.875% 06/01/02     100,975
 500,000   CSC Holdings     7.625% 07/15/18     450,444
--------------------------------------------------------------------------------
                                                551,419
--------------------------------------------------------------------------------
  METALS - 1.0%
 300,000   AK Steel         9.125% 12/15/06     307,500
--------------------------------------------------------------------------------
  MULTIPLE UTILITIES - 1.0%
 300,000   New Brunswick    7.125% 10/01/02     309,533
--------------------------------------------------------------------------------
  OIL & GAS - 1.8%
 500,000   Pemex Project
           Funding Master
           Trust, 144A**    9.125% 10/13/10     529,375
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $5,108,807)                           $ 5,203,703
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.1%
  TRANSPORTATION - 0.1%
  30,000   Oklahoma City
           Airport           9.40% 11/01/10      33,909
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $31,234)                              $    33,909
--------------------------------------------------------------------------------


  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

MORTGAGE-BACKED SECURITIES - 15.4%
  FINANCIAL SERVICES - 0.3%
$ 44,500   General Electric
           Capital Mortgage
           Services, Series
           1994-10,
           Class A10         6.50% 03/25/24 $    44,641
  40,000   Merrill Lynch Mortgage
           Investors, Series
           1995-C3,
           Class A3         7.089% 12/26/25      41,182
--------------------------------------------------------------------------------
                                                 85,823
--------------------------------------------------------------------------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.1%
 665,000   Federal National
           Mortgage
           Association       6.00% 05/15/08     669,213
 585,263   Federal National
           Mortgage
           Association       6.00% 01/01/14     576,716
  17,580   Federal National
           Mortgage
           Association       6.15% 10/25/07      17,698
 427,184   Federal National
           Mortgage
           Association      6.247% 03/17/21     428,651
 550,000   Federal National
           Mortgage
           Association       6.50% 04/29/09     549,840
 485,142   Federal National
           Mortgage
           Association       6.50% 12/01/12     486,719
 358,643   Federal National
           Mortgage
           Association       6.50% 07/18/28     349,223
 469,772   Federal National
           Mortgage
           Association       8.00% 01/01/30     485,935
 406,931   Government National
           Mortgage
           Association       4.00% 10/20/25     399,138
 537,600   Government National
           Mortgage
           Association       7.50% 09/15/30     551,801
--------------------------------------------------------------------------------
                                              4,514,934
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $4,595,291)                           $ 4,600,757
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT  OBLIGATIONS - 2.1%
  GREAT BRITAIN - 0.6%
GBP 105,000   United Kingdom
              Treasury       8.00% 12/07/15 $   187,248
--------------------------------------------------------------------------------
  SOUTH AFRICA - 1.5%
ZAR 3,180,000 Republic of
              South Africa  13.00% 08/31/10     441,629
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT  OBLIGATIONS
(COST $817,724)                             $   628,877
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BALANCED FUND

Schedule of Investments continued

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

U.S. TREASURY OBLIGATIONS - 2.8%
$450,000   U.S. Treasury
           Bond              6.75% 08/15/26 $   499,254
 300,000   U.S. Treasury
           Bond              7.25% 08/15/22     347,846
--------------------------------------------------------------------------------
                                            $   847,100
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $834,265)                             $   847,100
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE  - 97.7%
(COST $27,780,752) (a)                      $29,206,530
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.3%                       677,627
NET ASSETS - 100.0%                         $29,884,157
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

*    Non-income producing security.
** Security has been deemed liquid in accordance with procedures adopted by the Funds Board of Trustees.
(a) The aggregate identified cost for federal income tax purposes is $27,780,752, resulting in gross unrealized appreciation and depreciation of $2,792,523 and $1,366,745, respectively, and net unrealized appreciation of $1,425,778.
144A - Security exempt from registration under Rule 144A of Securities Act of
     1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities were valued at $529,375 or 1.77% of net assets.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
GBP - Great Britain Pound
ZAR - South African Rand


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

CONVERTIBLE BONDS - 1.9%
  HEALTH CARE PROVIDERS - 1.9%
$425,000   Omnicare          5.00% 12/01/07 $   372,937
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(COST $317,090)                             $   372,937
--------------------------------------------------------------------------------
CORPORATE BONDS - 83.7%
  AEROSPACE & DEFENSE - 0.8%
 150,000   BE Aerospace     8.875% 05/01/11     148,500
--------------------------------------------------------------------------------
  AUTOMOTIVE - 4.2%
 500,000   Accuride, Series B9.25% 02/01/08     335,000
 250,000   Federal Mogul    7.375% 01/15/06      38,750
 200,000   Lear, Series B    7.96% 05/15/05     203,577
 250,000   Navistar
           International,
           Series B          8.00% 02/01/08     230,000
--------------------------------------------------------------------------------
                                                807,327
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.4%
 250,000   Dole Food        6.375% 10/01/05     234,525
 200,000   SC International
           Services, Series B9.25% 09/01/07     214,250
--------------------------------------------------------------------------------
                                                448,775
--------------------------------------------------------------------------------
  CHEMICALS - 4.7%
 200,000   Hercules, 144A  11.125% 11/15/07     198,000
 500,000   Lyondell Chemical,
           Series B         9.875% 05/01/07     496,250
 200,000   Macdermid, Inc.  9.125% 07/15/11     201,000
--------------------------------------------------------------------------------
                                                895,250
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 8.3%
 500,000   Allied Waste
           North America    10.00% 08/01/09     513,750
 250,000   Global Imaging
           Systems          10.75% 02/15/07     230,000
 500,000   Rural/Metro      7.875% 03/15/08     165,000
 200,000   Stewart
           Enterprises      10.75% 07/01/08     206,000
 500,000   United Rentals,
           Series B          8.80% 08/15/08     457,500
--------------------------------------------------------------------------------
                                              1,572,250
--------------------------------------------------------------------------------
  COMMUNICATIONS - 8.6%
 500,000   Charter
           Communications
           Holdings         8.625% 04/01/09     475,000
  40,000   Crown Castle
           International
           Towers           10.75% 08/01/11      38,700
 230,000   McLeod USA       10.50% 03/01/07     121,900
 250,000   Nextel
           Communications   9.375% 11/15/09     198,125
 250,000   NTL Inc.         11.50% 02/01/06     168,750
 500,000   Pinnacle Holdings,
           Step Bond (a)    10.00% 03/15/08     257,500
 200,000   SBA
           Communications
           Corp.            10.25% 02/01/09     183,000
 500,000   Williams
           Communications
           Group           10.875% 10/01/09     202,500
--------------------------------------------------------------------------------
                                              1,645,475
--------------------------------------------------------------------------------


  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

  COSMETICS & PERSONAL CARE - 0.9%
$250,000   Revlon Consumer
           Products          9.00% 11/01/06 $   178,750
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 4.6%
 500,000   AES               8.50% 11/01/07     472,500
 200,000   Avista Corp.      9.75% 06/01/08     213,476
 200,000   Mission Energy   13.50% 07/15/08     196,260
--------------------------------------------------------------------------------
                                                882,236
--------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 2.6%
 500,000   Integrated
           Electrical Services,
           Series B         9.375% 02/01/09     490,000
--------------------------------------------------------------------------------
  ELECTRONICS - 1.3%
 250,000   Flextronics
           International,
           144A             9.875% 07/01/10     248,750
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 2.8%
 200,000   AES Tiete        11.50% 12/15/15     199,750
 295,000   Orion Power
           Holdings, 144A   12.00% 05/01/10     327,450
--------------------------------------------------------------------------------
                                                527,200
--------------------------------------------------------------------------------
  FOOD RETAILERS - 3.8%
 500,000   Marsh
           Supermarkets,
           Series B         8.875% 08/01/07     490,000
 250,000   Stater Brothers
           Holdings         10.75% 08/15/06     236,250
--------------------------------------------------------------------------------
                                                726,250
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 6.0%
 500,000   Delta Mills,
           Series B         9.625% 09/01/07     377,500
 250,000   Stone Container   9.75% 02/01/11     255,000
 500,000   Tembec Finance,
           Yankee Dollar    9.875% 09/30/05     516,250
--------------------------------------------------------------------------------
                                              1,148,750
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.9%
 250,000   Healthsouth      6.875% 06/15/05     240,479
 100,000   Magellan Health
           Services         9.375% 11/15/07     101,625
 200,000   Manor Care        8.00% 03/01/08     201,000
--------------------------------------------------------------------------------
                                                543,104
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 0.1%
  30,000   AGCO              8.50% 03/15/06      27,000
--------------------------------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.3%
 250,000   KB Home           9.50% 02/15/11     251,250
--------------------------------------------------------------------------------
  HOUSING - 2.9%
 500,000   Champion
           Enterprises,
           144A             7.625% 05/15/09     343,751
 200,000   Kaufman &
           Broad Home        7.75% 10/15/04     200,000
--------------------------------------------------------------------------------
                                                543,751
--------------------------------------------------------------------------------
  INSURANCE - 2.7%
 500,000   Willis Caroon     9.00% 02/01/09     508,750
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE HIGH YIELD FUND

Schedule of Investments continued

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

CORPORATE BONDS - Continued
  LODGING - 2.4%
 200,000   Courtyard by
           Marriot          10.75% 02/01/08     207,000
 250,000   Felcor Lodging    9.50% 09/15/08     251,250
--------------------------------------------------------------------------------
                                                458,250
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 5.1%
 250,000   Alliance Atlantis
           Communications,
           Yankee Dollar    13.00% 12/15/09     262,500
 200,000   Quebecor
           Media           11.125% 07/15/11     196,240
 500,000   Susquehanna
           Media             8.50% 05/15/09     510,625
--------------------------------------------------------------------------------
                                                969,365
--------------------------------------------------------------------------------
  METALS - 1.0%
 200,000   Newmont Mining
           Corp.            8.625% 05/15/11     197,480
--------------------------------------------------------------------------------
  OIL & GAS - 7.2%
 100,000   Husky Oil         8.90% 08/15/28     101,318
 100,000   Lone Star Tech    9.00% 06/01/11      96,500
 510,000   Pemex Project
           Funding Master
           Trust, 144A      9.125% 10/13/10     539,963
 400,000   Pioneer Natural
           Resources        9.625% 04/01/10     438,320
 200,000   WCG Note Trust    8.25% 03/15/04     199,225
--------------------------------------------------------------------------------
                                              1,375,326
--------------------------------------------------------------------------------


  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

  REAL ESTATE - 1.6%

$100,000   Meritage Corp.    9.75% 06/01/11 $    99,500
 200,000   Schuler Homes    9.375% 07/15/09     200,000
--------------------------------------------------------------------------------
                                                299,500
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 5.5%
 225,000   Global Crossing   8.70% 08/01/07     171,000
 200,000   Koninklijke
           KPN NV            8.00% 10/01/10     191,814
 500,000   Level 3
           Communications   9.125% 05/01/08     207,500
 250,000   Lucent
           Technologies      7.25% 07/15/06     187,167
 350,000   Primus Tele-
           communications
           Group            11.25% 01/15/09      80,500
 250,000   Sprint Capital   6.875% 11/15/28     212,275
--------------------------------------------------------------------------------
                                              1,050,256
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $17,776,039)                          $15,943,545
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE 85.6%

(COST $18,093,124) (b)                      $16,316,482
CASH AND OTHER ASSETS

NET OF LIABILITIES - 14.4%                    2,737,250
NET ASSETS - 100.0%                         $19,053,732
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

(a)  Step coupon bond, zero coupon until 03/15/2003; 10.00% thereafter.
(b) The aggregate identified cost for federal income tax purposes is $18,093,124, resulting in gross unrealized appreciation and depreciation of $385,574 and $2,162,216, respectively, and net unrealized depreciation of $1,776,642.
 144A - Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities were valued at $1,657,914 or 8.70% of net assets.

Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BOND FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

ASSET-BACKED SECURITIES - 6.9%
  ASSET BACKED - FINANCIAL SERVICES - 6.9%
$900,000   CNH Equipment
           Trust, Ser. 2000-B,
           Class A4          6.95% 09/15/07 $   936,774
 480,000   MBNA Master
           Credit Card Trust,
           Series 1999-J,
           Class A           7.00% 02/15/12     502,008
 840,000   PSE&G Transition
           Funding, Series
           2001-1, Class A8  6.89%              838,006
--------------------------------------------------------------------------------
                                              2,276,788
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $2,221,436)                           $ 2,276,788
--------------------------------------------------------------------------------
CORPORATE BONDS - 34.6%
  BANKING - 1.6%
 500,000   Wells Fargo
           & Co.            6.625% 07/15/04     518,054
--------------------------------------------------------------------------------
  CHEMICALS - 3.9%
 800,000   Dow Chemical*     5.25% 05/14/04     797,243
 480,000   Du Pont (E.I.)
           De Nemours       6.875% 10/15/09     495,084
--------------------------------------------------------------------------------
                                              1,292,327
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 1.5%
 500,000   Associates Corp.  5.80% 04/20/04     505,182
--------------------------------------------------------------------------------
  COMMUNICATIONS - 1.5%
 500,000   Harris
           Corporation       6.65% 08/01/06     500,641
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 3.0%
1,000,000  Consumers Energy,
           Series B          6.50% 06/15/05     981,518
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 10.4%
 750,000   Ford Motor
           Credit            5.75% 02/23/04     750,216
 200,000   Ford Motor
           Credit            6.75% 05/15/05     202,813
 500,000   General Motors    6.75% 01/15/06     507,727
 650,000   Goldman Sachs
           Group Inc.       6.875% 01/15/11     646,356
 800,000   Merrill Lynch
           & Co.             5.35% 06/15/04     797,582
 500,000   Morgan Stanley
           Dean Witter      5.625% 01/20/04     501,858
--------------------------------------------------------------------------------
                                              3,406,552
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 3.1%
 950,000   International
           Paper            8.125% 07/08/05   1,005,726
--------------------------------------------------------------------------------
  HOUSING - 2.1%
1,000,000  Champion
           Enterprises,
           144A             7.625% 05/15/09     687,503
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 1.5%
 500,000   Tyco
           International    6.375% 02/15/06     504,522
--------------------------------------------------------------------------------


  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

  OIL & GAS - 3.5%
$670,000   Northwest
           Pipeline         6.625% 12/01/07 $   657,911
 500,000   Peoples Energy    6.90% 01/15/11     496,722
--------------------------------------------------------------------------------
                                              1,154,633
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 2.5%
 500,000   Deutsche
           Telekom           7.75% 06/15/05     522,712
 300,000   Dominion
           Resources         7.60% 07/15/03     312,504
--------------------------------------------------------------------------------
                                                835,216
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $11,656,219)                          $11,391,874
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 26.4%
3,559,029  Federal National
           Mortgage
           Association       6.50% 08/01/29   3,504,345
 653,578   Federal National
           Mortgage
           Association       6.50% 02/01/31     643,535
 225,776   Federal National
           Mortgage
           Association       7.00% 11/01/29     227,133
1,569,108  Federal National
           Mortgage
           Association       7.00% 02/01/30   1,576,317
2,063,688  Federal National
           Mortgage
           Association       8.00% 05/01/30   2,134,692
   1,154   Government
           National
           Mortgage
           Association       7.50% 07/15/23       1,185
 604,580   Government
           Mortgage
           Association       8.00% 07/15/30     626,817
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $8,401,821)                           $ 8,714,024
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.1%
 800,000   Federal National
           Mortgage
           Association       4.75% 11/14/03     799,057
 300,000   Federal National
           Mortgage
           Association       6.00% 06/01/31     288,278
1,445,000  Federal National
           Mortgage
           Association       6.25% 05/15/29   1,381,878
1,500,000  Federal National
           Mortgage
           Association       7.50% 07/01/29   1,529,532
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $4,094,949)                           $  3,998,745
--------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BOND FUND

Schedule of Investments continued

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

U.S. TREASURY OBLIGATIONS - 17.4%
$1,350,000 U.S. Treasury
           Bond              6.25% 05/15/30 $ 1,431,633
--------------------------------------------------------------------------------
 675,000   U.S. Treasury
           Bond             9.125% 05/15/18     908,391
--------------------------------------------------------------------------------
1,650,000  U.S. Treasury
           Note              5.00% 02/15/11   1,601,015
--------------------------------------------------------------------------------
1,700,000  U.S. Treasury
           Note             6.125% 08/15/07   1,784,839
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $5,676,208)                           $ 5,725,878
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 97.4%
(COST $32,050,633) (a)                      $32,107,309
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.6%                       851,110
NET ASSETS - 100.0%                         $32,958,419
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

  *  Restricted and Board valued security (Note 6)
(a) The aggregate identified cost for federal income tax purposes is $32,050,633, resulting in gross unrealized appreciation and depreciation of $546,434 and $489,758, respectively, and net unrealized appreciation of $56,676.
 144A - Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities were valued at $687,503 or 2.09% of net assets.

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE STANDBY INCOME FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

ASSET-BACKED SECURITIES - 16.1%
  ASSET BACKED - AUTOMOTIVE - 6.4%
$172,308   Auto Finance Group
           Receivables Trust,
           Series 1997-B,
           Class A           6.20% 02/15/03 $   172,779
 332,299   Key Auto
           Finance Trust,
           Series 1997-2     6.30% 10/15/03     333,676
 427,380   Mellon Auto Grantor
           Trust, Series 1999-1,
           Class B           5.76% 10/17/05     432,379
 358,654   Onyx Acceptance
           Auto Trust, Series
           1998-1, Class A   5.95% 07/15/04     360,551
--------------------------------------------------------------------------------
                                              1,299,385
--------------------------------------------------------------------------------
  ASSET BACKED - FINANCIAL SERVICES - 6.3%
 253,835   Capital Asset
           Research Funding,
           Series 1998-A,
           Class A, 144A    5.905% 12/15/05     253,835
1,000,000  CIT Equipment
           Collateral, Series
           2001-1, Class A3  5.23% 10/20/04   1,008,850
--------------------------------------------------------------------------------
                                              1,262,685
--------------------------------------------------------------------------------
  ASSET BACKED - HOME EQUITY - 3.4%
 686,032   Green Tree Home
           Equity Loan Trust,
           Series 1999-C,
           Class A2          6.67% 07/15/30     695,791
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $5,168,680)                           $ 3,257,861
--------------------------------------------------------------------------------
CORPORATE BONDS - 40.1%
  BEVERAGES, FOOD & TOBACCO - 7.0%
1,400,000  ConAgra, Series B 8.75% 08/30/01   1,408,964
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 4.2%
1,150,000  Comdisco          6.85% 08/09/01     862,500
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES - 11.9%
1,000,000  Kansas City
           Power & Light     5.03% 03/20/02   1,000,242
1,400,000  SCANA FRN,
           144A             4.799% 02/08/02   1,400,999
--------------------------------------------------------------------------------
                                              2,401,241
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 7.0%
1,400,000  Potomac Capital
           Investment, 144A  7.55% 11/19/01   1,418,406
--------------------------------------------------------------------------------
  HEAVY MACHINERY - 5.0%
1,000,000  Ingersoll Rand    5.75% 02/14/03   1,007,689
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS - 5.0%
1,000,000  MCI
           Communications   6.125% 04/15/02   1,007,458
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $8,336,653)                           $ 8,106,258
--------------------------------------------------------------------------------


  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

MUNICIPAL BONDS - 16.8%
  HOUSING - 12.9%
$1,300,000        Florida Housing
           Financing Corp.   4.25% 09/15/32 $ 1,300,000
1,300,000  Florida Housing
           Financing Corp.   4.25% 02/15/33   1,300,000
--------------------------------------------------------------------------------
                                              2,600,000
--------------------------------------------------------------------------------
  TRANSPORTATION - 3.9%
 800,000   Cleveland Ohio
           Airport Surplus
           Revenue           5.55% 06/01/03     798,096
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $3,398,977)                           $ 3,398,096
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 15.0%
  GOVERNMENT AGENCY - 5.4%
1,080,173  Federal Home
           Loan Mortgage
           Corporation,
           Series UB         6.00% 11/15/08   1,082,614
--------------------------------------------------------------------------------
  WHOLE LOAN - 9.6%
 525,669   Countrywide Home
           Loans, Series
           1999-12, Class A1 7.50% 11/25/29     529,107
 683,847   Countrywide Home
           Loans, Series
           2000-9, Class A9  7.50% 01/25/31     696,840
 710,209   Prudential Home
           Mortgage Securities,
           Series 1993-28,
           Class A6         7.375% 08/25/23     711,288
--------------------------------------------------------------------------------
                                              1,937,235
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,087,599)                           $ 3,019,849
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE 88.0%
(COST $17,991,909) (a)                      $17,782,064
CASH AND OTHER ASSETS
NET OF LIABILITIES - 12.0%                    2,430,367
NET ASSETS - 100.0%                         $20,212,431
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 (a) The aggregate identified cost for federal income tax purposes is $17,991,909, resulting in gross unrealized appreciation and depreciation of $78,097 and $287,942, respectively, and net unrealized depreciation of $209,845.
 144A - Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities were valued at $3,073,240 or 15.21% of net assets.

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

                                                       June 30, 2001 (unaudited)

  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

COMMERCIAL PAPER - 9.1%
  FINANCIAL SERVICES - 9.1%
$250,000   Giro Funding      3.86% 07/16/01 $   249,464
 220,000   Toyota Motor
           Credit            4.10% 07/02/01     219,925
--------------------------------------------------------------------------------
                                                469,389
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $469,389)                             $   469,389
--------------------------------------------------------------------------------
CORPORATE BONDS - 22.0%
  BANKING - 2.0%
 100,000   Chase Manhattan   8.50% 02/15/02     102,431
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.5%
 125,000   Coca-Cola
           Enterprises      7.875% 02/01/02     127,627
--------------------------------------------------------------------------------
  FINANCIAL SERVICES - 17.5%
 200,000   Citigroup Inc.    9.50% 03/01/02     206,778
 150,000   Ford Motor
           Credit           5.125% 10/15/01     150,140
 100,000   Ford Motor
           Credit            8.20% 02/15/02     102,133
 240,000   GMAC              6.75% 02/07/02     242,645
 100,000   International
           Lease Finance     6.66% 08/07/01     100,204
 100,000   Morgan Stanley
           Dean Witter      8.875% 10/15/01     101,260
--------------------------------------------------------------------------------
                                                903,160
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $1,133,218)                           $ 1,133,218
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 68.1%
  GENERAL OBLIGATIONS - 11.7%
 250,000   Arcadia, CA
           Redevelopment
           Agency            6.75% 05/01/02     253,829
 250,000   Deerfield Twp,
           OH BANS           5.20% 05/15/02     250,834
 100,000   New York, NY      6.65% 08/01/01     100,134
--------------------------------------------------------------------------------
                                                604,797
--------------------------------------------------------------------------------
  TAXABLE VARIABLE DEMAND NOTES - 56.4% (a)
 250,000   Birmingham, AL Special
           Care Financing
           Authority Health
           Care Facility     3.85% 09/01/18     250,000


  Principal                Interest Maturity      Value
   Amount                    Rate     Date       (Note 1)

  TAXABLE VARIABLE DEMAND NOTES - Continued
$100,000   California
           Infrastructure &
           Economic
           Development       3.85% 04/01/24 $   100,000
 250,000   Cleveland, OH
           Airport System    3.85% 01/01/20     250,000
 240,000   Denver LLC        4.50% 06/01/10     240,000
 250,000   Ezflow LP         3.90% 06/01/08     250,000
 250,000   Kent County, MI   4.12% 03/01/04     250,000
 250,000   Massachusetts State
           Development
           Agency            4.00% 05/15/02     250,000
 100,000   Michigan State
           Strategic Funding 3.85% 10/01/05     100,000
 250,000   Milwaukee, WI
           Redevelopment
           Authority         3.85% 11/01/06     250,000
 115,000   New Jersey Economic
           Development
           Authority         4.05% 11/01/06     115,000
 250,000   Regional Waste
           Systems Inc.      4.00% 07/01/14     250,000
 250,000   Schenectady, NY
           Industrial
           Development
           Agency            4.25% 12/01/07     250,000
 100,000   Waterford, WI
           Industrial
           Development
           Revenue           3.90% 06/01/19     100,000
 250,000   West Covina, CA
           Public Financing
           Authority         3.88% 11/01/29     250,000
--------------------------------------------------------------------------------
                                              2,905,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $3,509,797)                           $ 3,509,797
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE 99.2%
(COST $5,112,404) (b)                       $ 5,112,404
CASH AND OTHER ASSETS
NET OF LIABILITIES - 0.8%                        41,333
NET ASSETS - 100.0%                         $ 5,153,737
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 (a) Variable rate securities that reset weekly or monthly.
 (b) The aggregate identified cost for federal tax purposes is $5,112,404.


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

                                                       June 30, 2001 (unaudited)

                                                                           TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                                          INTERNATIONAL   EMERGING     SMALL CAP      GROWTH/
                                                                             EQUITY        GROWTH        VALUE         VALUE
                                                                              FUND          FUND         FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)                                         $18,888,181   $39,280,197   $10,052,048  $ 4,823,510
Cash                                                                          607,340       777,583       283,577      349,769
Foreign currency (b)                                                            4,005            --            --           --
Receivables for:
   Investments sold                                                           120,103       210,714        74,328           --
   Fund shares sold                                                                --            --         5,042           23
   Dividends                                                                   18,365         2,650         3,162          439
   Foreign tax reclaims                                                        21,311            --            --           --
   Interest                                                                     1,234           180           270          713
   Unrealized appreciation on foreign
      forward currency contracts (Note 1)                                      28,585            --            --           --
   Prepaid expenses                                                                --            --            --           --
Reimbursement receivable
   from Investment Advisor (Note 4)                                                --            --         5,128        2,800
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                      19,689,124    40,271,324    10,423,555    5,177,254
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                                                      107,506       118,977       246,400           --
   Unrealized depreciation on foreign
      forward currency contracts (Note 1)                                          --            --            --           --
   Fund shares redeemed                                                         4,873         6,921            --           --
Dividends payable                                                                  --            --            --           --
Payable to Investment Advisor (Note 4)                                         46,692       162,354            --           --
Due to bank                                                                        --            --            --           --
Other accrued expenses                                                         40,807        45,533        21,296        4,137
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                    199,878       333,785       267,696        4,137
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (c):                                                           $19,489,246   $39,937,539   $10,155,859  $ 5,173,117
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                          2,292,002     1,982,021     1,597,049      527,939
--------------------------------------------------------------------------------------------------------------------------------
Net asset value                                                           $      8.50   $     20.15   $      6.36  $      9.80
--------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                              $21,593,838   $30,887,624   $11,898,027  $ 4,940,749
(b)  Cost of foreign currency of:                                         $     8,255   $        --   $        --  $        --
(c)  See the Statements of Changes in Net Assets for components of net assets.


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

                                  Statements of Assets and Liabilities continued

                                                                                                                    TOUCHSTONE
                                                                           TOUCHSTONE    TOUCHSTONE   TOUCHSTONE     GROWTH &
                                                                             EQUITY      ENHANCED 30  VALUE PLUS      INCOME
                                                                              FUND          FUND         FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)                                         $ 4,650,414   $11,631,462  $ 6,678,338   $38,419,252
Cash                                                                        5,127,274        67,886      572,330       529,442
Foreign currency (b)                                                               --            --           --            --
Receivables for:
   Investments sold                                                                --            --           --       266,980
   Fund shares sold                                                                --            --           --            --
   Dividends                                                                    1,275         7,871        3,206        37,730
   Foreign tax reclaims                                                            --            --            1           106
   Interest                                                                       984           173        1,201         2,369
   Unrealized appreciation on foreign
      forward currency contracts (Note 1)                                          --            --           --            --
   Prepaid expenses                                                                --            --           --            --
Reimbursement receivable
   from Investment Advisor (Note 4)                                            16,473         7,307        6,643            --
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                       9,796,420    11,714,699    7,261,719    39,255,879
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                                                           --            --           --        79,005
   Unrealized depreciation on foreign
      forward currency contracts (Note 1)                                          --            --           --            --
   Fund shares redeemed                                                            --           138        1,706        12,373
Dividends payable                                                                  --            --           --            --
Payable to Investment Advisor (Note 4)                                             --            --           --       136,944
Due to bank                                                                        --            --           --            --
Other accrued expenses                                                         15,747        21,481       17,450        74,224
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                     15,747        21,619        19,156      302,546
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (c):                                                           $ 9,780,673   $11,693,080   $ 7,242,563  $38,953,333
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                          1,020,125     1,249,523       667,732    3,552,531
--------------------------------------------------------------------------------------------------------------------------------
Net asset value                                                           $      9.59   $      9.36   $     10.85  $     10.96
--------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                              $ 4,785,342   $11,783,247   $ 6,221,341  $36,876,905
(b)  Cost of foreign currency of:                                         $        --   $        --   $        --  $        --
(c)  See the Statements of Changes in Net Assets for components of net assets.


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

                                                                                                      TOUCHSTONE    TOUCHSTONE
                                                             TOUCHSTONE    TOUCHSTONE    TOUCHSTONE     STANDBY        MONEY
                                                              BALANCED     HIGH YIELD       BOND        INCOME        MARKET
                                                                FUND          FUND          FUND         FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)                            $29,206,530   $16,316,482   $32,107,309  $17,782,064   $ 5,112,404
Cash                                                             647,945     2,505,791     2,404,483    2,388,297            --
Foreign currency (b)                                                  --            --            --           --            --
Receivables for:
   Investments sold                                              310,060       255,018            --        2,128            --
   Fund shares sold                                                   --            --            --           --        11,585
   Dividends                                                      12,536            --            --           --            --
   Foreign tax reclaims                                               67            --            --           --            --
   Interest                                                      156,449       428,384       391,118      168,985        43,213
   Unrealized appreciation on foreign
      forward currency contracts (Note 1)                             --            --            --           --            --
   Prepaid expenses                                                   --            --            --           --            --
Reimbursement receivable
   from Investment Advisor (Note 4)                                   --            --            --           --        11,518
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                         30,333,587    19,505,675    34,902,910   20,341,474     5,178,720
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                                         301,136       391,168     1,827,094           --            --
   Unrealized depreciation on foreign
      forward currency contracts (Note 1)                          4,680            --            --           --            --
   Fund shares redeemed                                           13,794        25,459         1,566        4,925            --
Dividends payable                                                     --            --            --       87,192        15,960
Payable to Investment Advisor (Note 4)                            49,232         9,501        70,199          797            --
Due to bank                                                           --            --            --           --           775
Other accrued expenses                                            80,588        25,815        45,632       36,129         8,248
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                       449,430       451,943     1,944,491      129,043        24,983
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (c):                                              $29,884,157   $19,053,732   $32,958,419  $20,212,431   $ 5,153,737
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                             2,076,670     2,350,103     3,118,942    2,051,085     5,153,737
--------------------------------------------------------------------------------------------------------------------------------
Net asset value                                              $     14.39   $      8.11   $     10.57  $      9.85   $      1.00
--------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                 $27,780,752   $18,093,124   $32,050,633  $17,991,909   $ 5,112,404
(b)  Cost of foreign currency of:                            $        --   $        --   $        --  $        --   $        --
(c)  See the Statements of Changes in Net Assets for components of net assets.

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST
STATEMENTS OF OPERATIONS

                              For the Six Months Ended June 30, 2001 (unaudited)

                                                                           TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                                          INTERNATIONAL   EMERGING     SMALL CAP      GROWTH/
                                                                             EQUITY        GROWTH        VALUE         VALUE
                                                                              FUND          FUND         FUND          FUND
INVESTMENT INCOME (NOTE 1):
   Interest                                                                 $  17,647     $  32,739     $   5,095   $    1,645
   Dividends (a)                                                              234,931        75,114        34,103        2,658
--------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                              252,578       107,853        39,198        4,303
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                          125,782       152,419        41,974        8,310
   Custody, administration and fund accounting fees                           101,361        52,052        49,877        9,859
   Sponsor fees (Note 3)                                                       26,480        38,107        10,379        1,634
   Professional fees                                                            7,445         8,409         3,901          857
   Printing fees                                                                5,106         6,061         1,623          490
   Trustee fees (Note 3)                                                        2,872         2,874         1,056          458
   Miscellaneous                                                                1,990         1,997         1,029          122
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                          271,036       261,919       109,839       21,730
      Waiver of Sponsor fee (Note 4)                                          (26,480)      (38,107)      (10,379)      (1,634)
      Reimbursement from Investment Advisor (Note 4)                          (79,078)           --       (47,102)     (11,110)
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                            165,478       223,812        52,358        8,986
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   87,100      (115,959)      (13,160)      (4,683)
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS): Net realized gain (loss) on:
   Investments                                                             (5,134,443)    3,514,398      (564,762)       8,566
   Foreign currency                                                           (90,905)           --            --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                                           (5,225,348)    3,514,398      (564,762)       8,566
--------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments                                                             (1,045,296)   (3,682,905)    1,852,061     (117,239)
   Foreign currency                                                            22,876            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                                           (1,022,420)   (3,682,905)    1,852,061     (117,239)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):                                   (6,247,768)     (168,507)    1,287,299     (108,673)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                             $ (6,160,668) $   (284,466)  $ 1,274,139  $  (113,356)
--------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:                                  $     26,936  $         --   $        --  $        --


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

                                                                                                                    TOUCHSTONE
                                                                           TOUCHSTONE    TOUCHSTONE   TOUCHSTONE     GROWTH &
                                                                             EQUITY      ENHANCED 30  VALUE PLUS      INCOME
                                                                              FUND          FUND         FUND          FUND
INVESTMENT INCOME (NOTE 1):
   Interest                                                                 $   3,473     $   3,421     $   5,030    $  16,902
   Dividends (a)                                                                2,354        80,534        45,935      463,749
--------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                                5,827        83,955        50,965      480,651
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                            5,781        39,195        24,912      201,867
   Custody, administration and fund accounting fees                            16,088        45,619        41,174       51,025
   Sponsor fees (Note 3)                                                        7,323        12,060         6,643       50,467
   Professional fees                                                              857         4,145         2,300       13,228
   Printing fees                                                                  490         1,785         1,003        9,149
   Trustee fees (Note 3)                                                          458           927           467        3,221
   Miscellaneous                                                                  123            57           158          920
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                           31,120       103,788        76,657      329,877
      Waiver of Sponsor fee (Note 4)                                           (7,323)      (12,060)       (6,643)     (50,467)
      Reimbursement from Investment Advisor (Note 4)                          (16,473)      (46,502)      (31,815)     (64,922)
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                              7,324        45,226        38,199      214,488
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (1,497)       38,729        12,766      266,163
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS): Net realized gain (loss) on:
   Investments                                                                (86,628)     (292,298)      (76,330)   2,880,223
   Foreign currency                                                                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                                              (86,628)     (292,298)      (76,330)   2,880,223
--------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments                                                               (134,928)     (760,525)      199,331   (4,212,738)
   Foreign currency                                                                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                                             (134,928)     (760,525)      199,331   (4,212,738)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):                                     (221,556)   (1,052,823)      123,001   (1,332,515)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                              $  (223,053) $ (1,014,094)  $   135,767 $ (1,066,352)
--------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:                                   $        --  $         --   $       307 $      6,357


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

                                              Statements of Operations continued

                                                                                                      TOUCHSTONE    TOUCHSTONE
                                                             TOUCHSTONE    TOUCHSTONE    TOUCHSTONE     STANDBY        MONEY
                                                              BALANCED     HIGH YIELD       BOND        INCOME        MARKET
                                                                FUND          FUND          FUND         FUND          FUND
INVESTMENT INCOME (NOTE 1):
   Interest                                                   $  498,258   $  843,627   $ 1,087,438    $  703,248   $   36,671
   Dividends (a)                                                 113,856           --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                 612,114      843,627     1,087,438       703,248       36,671
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                             128,557       50,316        90,280        28,302        3,981
   Custody, administration and fund accounting fees               45,454       47,220        38,493        43,591       14,377
   Sponsor fees (Note 3)                                          32,139       16,772        32,829        22,642        1,593
   Professional fees                                               8,226        6,218         8,123         5,717          857
   Printing fees                                                   5,461        2,475         5,270         3,601          481
   Trustee fees (Note 3)                                           3,214        1,269         3,258         2,458          458
   Miscellaneous                                                     900          403           516           437          123
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             223,951      124,673       178,769       106,748       21,870
      Waiver of Sponsor fee (Note 4)                             (32,139)     (16,772)      (32,829)      (22,642)      (1,593)
      Reimbursement from Investment Advisor (Note 4)             (47,186)     (40,816)      (20,116)      (27,504)     (15,499)
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                               144,626       67,085       125,824        56,602        4,778
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     467,488      776,542       961,614       646,646       31,893
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS): Net realized gain (loss) on:
   Investments                                                   330,283      (63,830)      262,010        (4,694)          --
   Foreign currency                                               (7,265)          --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                                 323,018      (63,830)      262,010        (4,694)          --
--------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments                                                  (389,078)      77,881      (217,131)     (159,693)          --
   Foreign currency                                                9,432           --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                                (379,646)      77,881      (217,131)     (159,693)          --
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):                         (56,628)      14,051        44,879      (164,387)          --
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $  410,860   $  790,593   $ 1,006,493   $   482,259    $  31,893
--------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:                       $      475   $       --   $        --   $        --    $      --


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                       TOUCHSTONE               TOUCHSTONE               TOUCHSTONE
                                                  INTERNATIONAL EQUITY        EMERGING GROWTH             SMALL CAP
                                                          FUND                     FUND                  VALUE FUND
                                               ---------------------------------------------------------------------------------
                                                FOR THE SIX    FOR THE    FOR THE SIX    FOR THE    FOR THE SIX    FOR THE
                                                  MONTHS        YEAR        MONTHS        YEAR        MONTHS        YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                              JUNE 30, 2001 DECEMBER 31, JUNE 30, 2001 DECEMBER 31, JUNE 30, 2001 DECEMBER 31,
                                                (UNAUDITED)     2000      (UNAUDITED)     2000      (UNAUDITED)      2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                 $   87,100  $   (6,712) $  (115,959)  $  (94,906)  $  (13,160) $  (90,475)
   Net realized gain (loss)                     (5,225,348)   3,533,585   3,514,398    7,413,168     (564,762)  2,948,471
   Net change in unrealized
      appreciation (depreciation)               (1,022,420) (11,211,095) (3,682,905)   2,970,962    1,852,061  (5,501,156)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      resulting from operations                 (6,160,668)  (7,684,222)   (284,466)  10,289,224    1,274,139  (2,643,160)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                --     (285,197)         --           --           --          --
   Realized capital gains                               --   (7,623,012)         --   (7,888,442)          --  (4,013,966)
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                    --   (7,908,209)         --   (7,888,442)          --  (4,013,966)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                     1,493,132    3,118,331     758,182    2,237,504      562,200   1,203,678
   Reinvestment of dividends                            --    7,908,209          --    7,888,534           --   4,013,966
   Cost of shares redeemed                      (8,629,375)  (3,311,329) (2,653,635)  (7,288,823)  (2,141,145)   (169,782)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions                   (7,136,243)   7,715,211  (1,895,453)   2,837,215   (1,578,945)  5,047,862
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets     (13,296,911)  (7,877,220) (2,179,919)   5,237,997     (304,806) (1,609,264)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                          32,786,157   40,663,377  42,117,458   36,879,461   10,460,665  12,069,929
--------------------------------------------------------------------------------------------------------------------------------
   End of period                               $19,489,246  $32,786,157 $39,937,539  $42,117,458  $10,155,859 $10,460,665
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                             $28,653,007  $35,789,250 $27,830,941  $29,726,394  $13,718,567 $15,297,512
   Undistributed (distributions
      in excess of) net investment income           68,881      (18,219)   (115,012)         947      (13,160)         --
   Accumulated net realized
      gain (loss) on investments                (6,548,435)  (1,323,087)  3,829,037      314,639   (1,703,569) (1,138,807)
   Net unrealized appreciation
      (depreciation) on investments             (2,684,207)  (1,661,787)  8,392,573   12,075,478   (1,845,979) (3,698,040)
--------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable
      to shares outstanding                    $19,489,246  $32,786,157 $39,937,539  $42,117,458  $10,155,859 $10,460,665
--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
   Shares sold                                     162,401      197,423      39,752       98,502       92,428      97,735
   Reinvestment of dividends                            --      744,652          --      393,046           --     720,640
--------------------------------------------------------------------------------------------------------------------------------
                                                   162,401      942,075      39,752      491,548       92,428     818,375
   Shares redeemed                                (919,975)    (210,312)   (140,353)    (327,057)    (322,077)    (15,301)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                        (757,574)     731,763    (100,601)     164,491     (229,649)    803,074
   Beginning of period                           3,049,576    2,317,813   2,082,622    1,918,131    1,826,698   1,023,624
--------------------------------------------------------------------------------------------------------------------------------
   End of period                                 2,292,002    3,049,576   1,982,021    2,082,622    1,597,049   1,826,698
--------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

Statements of Changes in Net Assets continued

                                                               Touchstone     Touchstone                 Touchstone
                                                              Growth/Value      Equity                   Enhanced 30
                                                                  Fund           Fund                        Fund
                                                             -------------  --------------       -----------------------------
                                                                 For the        For the           For the Six       For the
                                                                  Period         Period              Months          Year
                                                                 Ended (a)      Ended (a)            Ended           Ended
                                                               June 30, 2001  June 30, 2001      June 30, 2001    December 31,
                                                                (unaudited)    (unaudited)        (unaudited)         2000

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
         Net investment income (loss)                         $    (4,683)     $    (1,497)      $    38,729      $    72,466
         Net realized gain (loss)                                   8,566          (86,628)         (292,298)          22,638
         Net change in unrealized
         appreciation (depreciation)                             (117,239)        (134,928)         (760,525)        (469,761)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
         resulting from operations                               (113,356)        (223,053)       (1,014,094)        (374,657)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
         Net investment income                                         --               --                --          (72,229)
         Realized capital gains                                        --               --                --               --
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                             --               --                --          (72,229)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
         Proceeds from shares sold                              5,321,096       10,003,728           317,008        1,380,571
         Reinvestment of dividends                                     --               --                --           72,229
         Cost of shares redeemed                                  (34,623)              (2)         (310,962)      (1,836,890)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease)
         from share transactions                                5,286,473       10,003,726             6,046         (384,090)
----------------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                5,173,117        9,780,673        (1,008,048)        (830,976)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
         Beginning of period                                           --               --        12,701,128       13,532,104
         End of period                                        $ 5,173,117      $ 9,780,673       $11,693,080      $12,701,128
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
         Paid-in capital                                      $ 5,286,473      $10,003,726       $12,427,023      $12,420,977
         Undistributed (distributions
         in excess of) net investment income                       (4,683)          (1,497)           38,992              263
         Accumulated net realized
         gain (loss) on investments                                 8,566          (86,628)         (621,150)        (328,852)
         Net unrealized appreciation
         (depreciation) on investments                           (117,239)        (134,928)         (151,785)         608,740
----------------------------------------------------------------------------------------------------------------------------------
         Net assets applicable
         to shares outstanding                                $ 5,173,117      $ 9,780,673       $11,693,080      $12,701,128
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
         Shares sold                                              531,404          1,020,125          33,487          134,524
         Reinvestment of dividends                                     --                 --              --            7,095
----------------------------------------------------------------------------------------------------------------------------------
                                                                  531,404          1,020,125          33,487          141,619
         Shares redeemed                                           (3,465)                --         (31,674)        (176,267)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease)                                  527,939          1,020,125           1,813          (34,648)
         Beginning of period                                           --                 --       1,247,710        1,282,358
----------------------------------------------------------------------------------------------------------------------------------
         End of period                                            527,939          1,020,125       1,249,523        1,247,710
----------------------------------------------------------------------------------------------------------------------------------


  TOUCHSTONE VARIABLE SERIES TRUST

                                                       Touchstone                  Touchstone                   Touchstone
                                                       Value Plus                Growth & Income                 Balanced
                                                          Fund                         Fund                        Fund
                                             ---------------------------  --------------------------  ----------------------------
                                               For the Six     For the      For the Six     For the     For the Six      For the
                                                 Months         Year           Months         Year        Months           Year
                                                 Ended          Ended          Ended         Ended         Ended          Ended
                                             June 30, 2001   December 31,  June 30, 2001  December 31,  June 30, 2001   December 31,
                                               (unaudited)       2000       (unaudited)       2000       (unaudited)        2000

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)              $   12,766     $   32,759      $  266,163   $  732,209    $   467,488    $  1,076,184
    Net realized gain (loss)                     (76,330)       201,247       2,880,223    1,387,219        323,018         761,876
    Net change in unrealized
    appreciation (depreciation)                  199,331        (79,916)     (4,212,738)   3,964,034       (379,646)      2,092,989
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
    resulting from operations                    135,767        154,090      (1,066,352)   6,083,462        410,860       3,931,049
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                             --        (32,417)             --   (1,098,231)            --      (1,125,895)
    Realized capital gains                            --       (499,389)             --   (2,484,968)            --      (1,709,918)
------------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                 --       (531,806)             --   (3,583,199)            --      (2,835,813)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold                  1,447,869      1,750,713         634,450    1,056,533      1,505,725         845,741
    Reinvestment of dividends                         --        531,806              --    3,583,199             --       2,835,815
    Cost of shares redeemed                   (1,133,917)    (2,282,752)    (17,949,786) (14,584,256)    (5,795,621)     (7,729,633)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
    from share transactions                      313,952           (233)    (17,315,336)  (9,944,524)    (4,289,896)     (4,048,077)
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets      449,719       (377,949)    (18,381,688)  (7,444,261)    (3,879,036)     (2,952,841)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of period                        6,792,844      7,170,793      57,335,021   64,779,282     33,763,193      36,716,034
------------------------------------------------------------------------------------------------------------------------------------
    End of period                            $ 7,242,563    $ 6,792,844     $38,953,333  $57,335,021    $29,884,157     $33,763,193
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                          $ 6,829,857    $ 6,515,905     $32,174,624  $49,489,960    $27,774,609     $32,064,505
    Undistributed (distributions
    in excess of) net investment income           13,211            445         998,397      732,234        436,101           8,838
    Accumulated net realized
    gain (loss) on investments                   (57,502)        18,828       4,237,965    1,357,742        263,161         (59,857)
    Net unrealized appreciation
    (depreciation) on investments                456,997        257,666       1,542,347    5,755,085      1,410,286       1,749,707
------------------------------------------------------------------------------------------------------------------------------------
    Net assets applicable
    to shares outstanding                    $ 7,242,563    $ 6,792,844     $38,953,333  $57,335,021    $29,884,157     $33,763,193
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
    Shares sold                                  134,250        158,679          56,479      100,630        104,611          60,845
    Reinvestment of dividends                         --         50,360              --      318,507             --         200,553
------------------------------------------------------------------------------------------------------------------------------------
                                                 134,250        209,039          56,479      419,137        104,611         261,398
    Shares redeemed                             (106,475)      (208,322)     (1,594,522)  (1,376,773)      (399,086)       (551,392)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)                       27,775            717      (1,538,043)    (957,636)      (294,475)       (289,994)
    Beginning of period                          639,957        639,240       5,090,574    6,048,210      2,371,145       2,661,139
------------------------------------------------------------------------------------------------------------------------------------
    End of period                                667,732        639,957       3,552,531    5,090,574      2,076,670       2,371,145
------------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 2001.

The accompanying notes are an integral part of the financial statements.



 -32-33 spread-

  TOUCHSTONE VARIABLE SERIES TRUST

Statements of Changes in Net Assets continued

                                                              Touchstone                        Touchstone
                                                              High Yield                           Bond
                                                                 Fund                              Fund
                                                   --------------------------------   --------------------------------
                                                      For the Six       For the          For the Six       For the
                                                        Months            Year              Months          Year
                                                         Ended            Ended             Ended           Ended
                                                     June 30, 2001     December 31,     June 30, 2001    December 31,
                                                      (unaudited)         2000           (unaudited)         2000

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
         Net investment income (loss)                $   776,542      $  1,504,563     $   961,614       $ 2,108,118
         Net realized gain (loss)                        (63,830)       (1,560,217)        262,010        (1,184,901)
         Net change in unrealized
         appreciation (depreciation)                      77,881           (41,690)       (217,131)        1,967,190
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
         resulting from operations                       790,593           (97,344)      1,006,493         2,890,407
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
         Net investment income                                --        (1,512,040)             --       (1,963,621)
         Realized capital gains                               --                --              --               --
-------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                    --        (1,512,040)             --       (1,963,621)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
         Proceeds from shares sold                    15,726,684         1,438,560         824,602        1,219,612
         Reinvestment of dividends                            --         1,512,040              --        1,963,621
         Cost of shares redeemed                     (13,211,855)         (508,838)     (1,870,497)      (5,812,452)
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease)
         from share transactions                       2,514,829         2,441,762      (1,045,895)      (2,629,219)
-------------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets       3,305,422           832,378         (39,402)      (1,702,433)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
         Beginning of period                          15,748,310        14,915,932      32,997,821       34,700,254
-------------------------------------------------------------------------------------------------------------------------------
         End of period                               $19,053,732       $15,748,310     $32,958,419      $32,997,821
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
         Paid-in capital                             $22,075,023       $19,560,194     $31,191,953      $32,237,848
         Undistributed (distributions in excess of)
         net investment income                           736,937            (4,904)      3,040,877        2,116,586
         Accumulated net realized
         gain (loss) on investments                   (1,981,586)       (1,917,756)     (1,331,086)      (1,593,096)
         Net unrealized appreciation
         (depreciation) on investments                (1,776,642)       (1,889,224)         56,675          236,483
-------------------------------------------------------------------------------------------------------------------------------
         Net assets applicable
         to shares outstanding                       $19,053,732       $15,748,310     $32,958,419      $32,997,821
-------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
         Shares sold                                   1,940,458           170,561          78,618          118,903
         Reinvestment of dividends                            --           195,860              --          191,760
-------------------------------------------------------------------------------------------------------------------------------
                                                       1,940,458           366,421          78,618          310,663
         Shares redeemed                              (1,628,824)          (60,186)       (178,435)        (567,586)
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease)                         311,634           306,235         (99,817)        (256,923)
         Beginning of period                           2,038,469         1,732,234       3,218,759        3,475,682
-------------------------------------------------------------------------------------------------------------------------------
         End of period                                 2,350,103         2,038,469       3,118,942        3,218,759
-------------------------------------------------------------------------------------------------------------------------------


  TOUCHSTONE VARIABLE SERIES TRUST

                                                               Touchstone                  Touchstone
                                                             Standby Income               Money Market
                                                                  Fund                       Fund
                                                     -------------------------------    ----------------
                                                       For the Six       For the            For the
                                                         Months            Year              Period
                                                         Ended             Ended            Ended (a)
                                                      June 30, 2001     December 31,      June 30, 2001
                                                       (unaudited)          2000           (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
         Net investment income (loss)                $    646,646      $  1,647,038        $    31,893
         Net realized gain (loss)                          (4,694)         (115,423)                --
         Net change in unrealized
         appreciation (depreciation)                     (159,693)           66,988                 --
-----------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
         resulting from operations                        482,259         1,598,603             31,893
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
         Net investment income                           (658,724)       (1,647,108)           (31,893)
         Realized capital gains                                --                --                 --
-----------------------------------------------------------------------------------------------------------
         Total dividends and distributions               (658,724)       (1,647,108)           (31,893)
-----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
         Proceeds from shares sold                      6,642,091        10,058,776          5,137,883
         Reinvestment of dividends                        699,012         1,647,114             15,933
         Cost of shares redeemed                       (9,680,559)      (18,408,109)               (79)
-----------------------------------------------------------------------------------------------------------
         Net increase (decrease)
         from share transactions                       (2,339,456)       (6,702,219)         5,153,737
-----------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets       (2,515,921)       (6,750,724)         5,153,737
-----------------------------------------------------------------------------------------------------------
NET ASSETS
         Beginning of period                           22,728,352        29,479,076                 --
-----------------------------------------------------------------------------------------------------------
         End of period                                $20,212,431       $22,728,352        $ 5,153,737
-----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
         Paid-in capital                              $20,678,856       $23,018,312        $ 5,153,737
         Undistributed (distributions
         in excess of) net investment income              (25,068)               47                 --
         Accumulated net realized
         gain (loss) on investments                      (231,512)         (226,818)                --
         Net unrealized appreciation
         (depreciation) on investments                   (209,845)          (63,189)                --
-----------------------------------------------------------------------------------------------------------
         Net assets applicable
         to shares outstanding                        $20,212,431       $22,728,352        $ 5,153,737
-----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
         Shares sold                                      669,293         1,015,802          5,137,883
         Reinvestment of dividends                         70,655           166,262             15,933
-----------------------------------------------------------------------------------------------------------
                                                          739,948         1,182,064          5,153,816
         Shares redeemed                                 (983,546)       (1,859,048)               (79)
-----------------------------------------------------------------------------------------------------------
         Net increase (decrease)                         (243,598)         (676,984)         5,153,737
         Beginning of period                            2,294,683         2,971,667                 --
-----------------------------------------------------------------------------------------------------------
         End of period                                  2,051,085         2,294,683          5,153,737
-----------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 2001.

The accompanying notes are an integral part of the financial statements.



  -34-35 SPREAD-

  TOUCHSTONE VARIABLE SERIES TRUST

  Financial Highlights

Selected data for a share outstanding:

                                                                                    Touchstone International
                                                                                           Equity Fund
                                                          ------------------------------------------------------------------------
                                                            For the
                                                           Six Months       For the   For the    For the    For the   For the
                                                             Ended           Year      Year       Year       Year      Year
                                                            June 30,         Ended     Ended      Ended     Ended      Ended
                                                              2001         December   December   December  December   December
                                                           (unaudited)     31, 2000   31, 1999   31, 1998  31, 1997   31, 1996
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.75        $ 17.54     $ 13.96    $ 12.01   $ 11.07    $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.04           0.02        0.06       0.06      0.07       0.06
Net realized and unrealized gain (loss) on investments        (2.29)         (3.39)       5.00       2.37      1.56       1.08
----------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations            (2.25)         (3.37)       5.06       2.43      1.63       1.14
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                   --          (0.12)      (0.07)     (0.10)    (0.05)     (0.07)
         Realized capital gains                                  --          (3.30)      (1.41)     (0.38)    (0.64)        --
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                       --          (3.42)      (1.48)     (0.48)    (0.69)     (0.07)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  8.50        $ 10.75     $ 17.54    $ 13.96   $ 12.01    $ 11.07
----------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                             (20.93)%(d)    (18.90)%     36.47%     20.21%    14.76%     11.47%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                          $19,489        $32,786     $40,663    $33,813   $19,703    $ 8,758
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                   1.25%(e)       1.25%       1.25%      1.25%     1.25%      1.25%
         Net investment income (loss)                          0.66%(e)      (0.02)%      0.37%      0.49%     0.71%      0.86%
         Expenses, without waiver and reimbursement            2.04%(e)       1.74%       1.84%      1.95%     3.19%      3.03%
Portfolio turnover                                               83%           121%        156%       141%      149%        90%
----------------------------------------------------------------------------------------------------------------------------------

  TOUCHSTONE VARIABLE SERIES TRUST

                                                                                      Touchstone Emerging
                                                                                          Growth Fund
                                                           ----------------------------------------------------------------------
                                                              For the
                                                             Six Months   For the    For the    For the    For the    For the
                                                               Ended       Year       Year       Year       Year       Year
                                                              June 30,     Ended      Ended      Ended      Ended      Ended
                                                                2001      December   December   December   December   December
                                                             (unaudited)  31, 2000   31, 1999   31, 1998   31, 1997   31, 1996
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 20.22     $ 19.23    $ 15.33    $ 15.40    $ 12.20    $ 11.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (0.06)      (0.05)     (0.05)      0.02       0.03       0.04
Net realized and unrealized gain (loss) on investments           (0.01)       5.71       7.13       0.46       4.06       1.22
----------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations               (0.07)       5.66       7.08       0.48       4.09       1.26
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                      --          --         --      (0.03)     (0.03)     (0.04)
         Realized capital gains                                     --       (4.67)     (3.18)     (0.52)     (0.86)     (0.29)
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                          --       (4.67)     (3.18)     (0.55)     (0.89)     (0.33)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 20.15     $ 20.22    $ 19.23    $ 15.33    $ 15.40    $ 12.20
----------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                                 (0.35)%(d)  29.62%     46.75%     3.28%      33.67%     11.16%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                             $39,938     $42,117    $36,879   $31,264     $19,417    $ 5,771
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                      1.15%(e)    1.12%      1.15%     1.15%       1.15%      1.15%
         Net investment income (loss)                            (0.61)%(e)  (0.24)%    (0.34)%    0.14%       0.27%      0.50%
         Expenses, without waiver and reimbursement               1.31%(e)    1.32%      1.42%     1.49%       2.19%      3.22%
Portfolio turnover                                                  49%         77%        89%       66%         88%        89%
----------------------------------------------------------------------------------------------------------------------------------



                                                                      Touchstone Small Cap            Touchstone Growth/
                                                                           Value Fund                    Value Fund
                                                           ---------------------------------------   --------------------
                                                              For the
                                                             Six Months      For the     For the          For the
                                                               Ended           Year       Period           Period
                                                              June 30,        Ended      Ended (a)        Ended (b)
                                                                2001         December    December          June 30,
                                                             (unaudited)     31, 2000    31, 1999            2001
NET ASSET VALUE, BEGINNING OF PERIOD                           $  5.73        $ 11.79     $ 10.00          $ 10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     (0.01)         (0.05)      (0.03)           (0.01)
Net realized and unrealized gain (loss) on investments            0.64          (2.38)       1.82            (0.19)
---------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations                0.63          (2.43)       1.79            (0.20)
---------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                      --             --          --               --
         Realized capital gains                                     --          (3.63)         --               --
---------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                          --          (3.63)         --               --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 6.36         $ 5.73     $ 11.79           $ 9.80
---------------------------------------------------------------------------------------------------------------------------
Total return (c)                                                 10.99%(d)     (19.70)%     17.90%(d)        (2.00)%(d)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                             $10,156        $10,461     $12,070          $ 5,173
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                      1.00%(e)       1.00%       1.00%(e)         1.10%(e)
         Net investment income (loss)                            (0.25)%(e)     (0.71)%     (0.48)%(e)       (0.56)%(e)
         Expenses, without waiver and reimbursement               2.08%(e)       1.85%       2.03%(e)         2.61%(e)
Portfolio turnover                                                  99%           217%         86%               3%
---------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 1999.
(b)  The Fund commenced operations on May 1, 2001.
(c) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(d)  Total return is not annualized.
(e)  Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



  -36-37 spread-

  TOUCHSTONE VARIABLE SERIES TRUST

Financial Highlights continued

Selected data for a share outstanding:

                                                            Touchstone                    Touchstone
                                                             Equity                       Enhanced 30
                                                              Fund                           Fund
                                                           ------------    ---------------------------------------
                                                                              For the
                                                             For the         Six Months     For the     For the
                                                              Period           Ended          Year       Period
                                                             Ended (a)        June 30,       Ended      Ended (b)
                                                              June 30,          2001        December    December
                                                                2001         (unaudited)    31, 2000    31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00           $ 10.18      $ 10.55     $ 10.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       --              0.03         0.06        0.05
Net realized and unrealized gain (loss) on investments          (0.41)            (0.85)       (0.37)       0.55
--------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations              (0.41)            (0.82)       (0.31)       0.60
--------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                     --                --        (0.06)      (0.05)
         Realized capital gains                                    --                --           --          --
--------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                         --                --        (0.06)      (0.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  9.59           $  9.36      $ 10.18     $ 10.55
--------------------------------------------------------------------------------------------------------------------------
Total return (e)                                                (4.10)%(f)        (8.06)%(f)   (3.00)%      5.99%(f)
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $ 9,781           $11,693      $12,701     $13,532
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                     0.95%(g)          0.75%(g)     0.75%       0.75%(g)
         Net investment income (loss)                           (0.19)%(g)         0.64%(g)     0.58%       0.83%(g)
         Expenses, without waiver and reimbursement              3.90%(g)          1.71%(g)     1.67%       1.77%(g)
Portfolio turnover                                                 17%                2%          27%          9%
--------------------------------------------------------------------------------------------------------------------------

  TOUCHSTONE VARIABLE SERIES TRUST

                                                                    Touchstone                                 Touchstone
                                                                    Value Plus                                  Growth &
                                                                       Fund                                    Income Fund
                                                      -------------------------------------------  ---------------------------------
                                                         For the                                     For the
                                                        Six Months    For the  For the   For the    Six Months  For the    For the
                                                          Ended         Year     Year     Period       Ended      Year       Year
                                                         June 30,       Ended    Ended    Ended (c)   June 30,    Ended    Ended (d)
                                                           2001       December  December  December      2001     December  December
                                                        (unaudited)   31, 2000  31, 1999  31, 1998   (unaudited) 31, 2000  31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.61      $ 11.22   $ 10.18   $ 10.00     $ 11.26    $ 10.71   $ 10.46
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 0.02         0.06      0.03     0.03         0.14       0.19      0.23
Net realized and unrealized gain (loss) on investments       0.22         0.24      1.49     0.18        (0.44)      1.11      0.02
------------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations           0.24         0.30      1.52     0.21        (0.30)      1.30      0.25
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                 --        (0.06)    (0.03)   (0.03)          --      (0.23)       --
         Realized capital gains                                --        (0.85)    (0.45)      --           --      (0.52)       --
------------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                     --        (0.91)    (0.48)   (0.03)          --      (0.75)       --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 10.85      $ 10.61   $ 11.22  $ 10.18      $ 10.96    $ 11.26   $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                             2.26%(f)     2.60%    15.02%    2.11%(f)    (2.66)%(f) 12.20%     2.39%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                        $ 7,243      $ 6,793   $ 7,171  $ 3,168      $38,953    $57,335   $64,779
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                 1.15%(g)     1.15%     1.15%    1.15%(g)     0.85%(g)   0.85%     0.85%
         Net investment income (loss)                        0.38%(g)     0.49%    0.26%     0.65%(g)     1.05%(g)   1.30%     1.49%
         Expenses, without waiver and reimbursement          2.29%(g)     2.16%    2.37%     7.49%(g)     1.30%(g)   1.29%     1.28%
Portfolio turnover                                             26%          55%     101%      100%          70%        88%       65%
------------------------------------------------------------------------------------------------------------------------------------

 (a) The Fund commenced operations on May 1, 2001.
 (b) The Fund commenced operations on May 1, 1999.
 (c) The Fund commenced operations on May 1, 1998.
 (d) The Fund commenced operations on January 1, 1999.
 (e) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
 (f) Total return is not annualized.
 (g) Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



-38-39 SPREAD-

  TOUCHSTONE VARIABLE SERIES TRUST

Financial Highlights continued

Selected data for a share outstanding:

                                                                                       Touchstone
                                                                                        Balanced
                                                                                          Fund
                                                        --------------------------------------------------------------------------
                                                           For the
                                                          Six Months       For the   For the    For the   For the     For the
                                                           Ended (a)        Year      Year       Year       Year       Year
                                                           June 30,        Ended      Ended      Ended      Ended      Ended
                                                             2001         December   December   December   December   December
                                                          (unaudited)     31, 2000   31, 1999   31, 1998   31, 1997   31, 1996
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 14.24        $ 13.80    $ 13.96    $ 13.99    $ 12.84    $ 11.48
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.21(d)        0.50       0.43       0.35       0.31       0.30
Net realized and unrealized gain (loss) on investments        (0.06)          1.25       0.90       0.40       2.05       1.60
----------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations             0.15           1.75       1.33       0.75       2.36       1.90
----------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                   --          (0.52)     (0.43)     (0.37)     (0.32)     (0.30)
         Realized capital gains                                  --          (0.79)     (1.06)     (0.41)     (0.89)     (0.24)
----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                       --          (1.31)     (1.49)     (0.78)     (1.21)     (0.54)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 14.39        $ 14.24    $ 13.80    $ 13.96    $ 13.99    $ 12.84
----------------------------------------------------------------------------------------------------------------------------------
Total return (e)                                               1.05%(f)      12.70%      9.62%      5.44%     18.61%     16.78%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                          $29,884        $33,763    $36,716    $41,250    $22,287    $ 6,695
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                   0.90%(g)       0.92%      0.90%      0.90%      0.90%      0.90%
         Net investment income (loss)                          2.89%(g)       3.20%      2.55%      2.67%      2.61%      2.76%
         Expenses, without waiver and reimbursement            1.39%(g)       1.39%      1.35%      1.37%      2.04%      2.72%
Portfolio turnover                                               29%            54%        73%        51%        86%        75%
----------------------------------------------------------------------------------------------------------------------------------

  TOUCHSTONE VARIABLE SERIES TRUST

                                                                     Touchstone                              Touchstone
                                                                   High Yield Fund                            Bond Fund
                                                       -------------------------------------  --------------------------------------
                                                          For the                                  For the
                                                         Six Months     For the   For the         Six Months    For the    For the
                                                          Ended (a)       Year     Period          Ended (a)     Year       Year
                                                           June 30,      Ended    Ended (b)         June 30,    Ended      Ended (c)
                                                             2001       December   December           2001     December    December
                                                          (unaudited)   31, 2000   31, 1999       (unaudited)  31, 2000    31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.73      $  8.61   $  10.00        $  10.25    $   9.98   $  10.20
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.37(d)      0.82       0.58            0.30(d)     0.74       0.76
Net realized and unrealized gain (loss) on investments         0.01        (0.88)     (1.39)           0.02        0.18      (0.89)
------------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations             0.38        (0.06)     (0.81)           0.32        0.92      (0.13)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                   --        (0.82)     (0.58)             --       (0.65)     (0.09)
         Realized capital gains                                  --           --         --              --          --         --
------------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                       --        (0.82)     (0.58)             --       (0.65)     (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  8.11      $  7.73   $   8.61        $  10.57    $  10.25   $   9.98
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                               4.92%(f)    (0.70)%    (8.11)%(f)       3.12%(f)    9.20%     (1.28)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                          $19,054      $15,748    $14,916         $32,958     $32,998    $34,700
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                   0.80%(g)     0.80%      0.80%(g)        0.75%(g)    0.75%      0.75%
         Net investment income (loss)                          9.20%(g)     9.82%      9.41%(g)        5.83%(g)    6.36%      6.04%
         Expenses, without waiver and reimbursement            1.48%(g)     1.50%      1.53%(g)        1.08%(g)    1.09%      1.07%
Portfolio turnover                                               13%          62%        42%             51%        123%        45%
------------------------------------------------------------------------------------------------------------------------------------

 (a) The Funds have adopted the provisions of the AICPA Audit and Accounting
     Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the six months ended June 30, 2001, for the Touchstone Balanced Fund, the
     Touchstone High Yield Fund, and the Touchstone Bond Fund was a decrease in net investment income of $.002, $.009, and $.008, respectively, an increase in net realized and unrealized gains and losses of $.002, $.009, and $.008, respectively, and a decrease in the ratio of net investment income from 2.92%, 9.42%, and 5.98%, to 2.89%, 9.20%, and 5.83%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
 (b) The Fund commenced operations on May 1, 1999.
 (c) The Fund commenced operations on January 1, 1999.
 (d) Calculated using average shares outstanding throughout the period.
 (e) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note4)
 (f) Total return is not annualized.
 (g) Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



-40-41 spread-

  TOUCHSTONE VARIABLE SERIES TRUST

Financial Highlights continued

Selected data for a share outstanding:

                                                                                                                    TOUCHSTONE
                                                                       TOUCHSTONE STANDBY                           MONEY MARKET
                                                                           INCOME FUND                                  FUND
                                           ---------------------------------------------------------------------  ---------------
                                               For the
                                              Six Months       For the   For the    For the   For the     For the     For the
                                               Ended (a)        Year      Year       Year       Year       Year        Period
                                               June 30,        Ended      Ended      Ended      Ended      Ended      Ended (b)
                                                 2001         December   December   December   December   December    June 30,
                                              (unaudited)     31, 2000   31, 1999   31, 1998   31, 1997   31, 1996      2001
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.90        $  9.92   $  10.01   $  10.00   $  10.01   $  10.02    $  1.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.28(c)        0.52       0.56       0.55       0.54       0.52       0.01(c)
Net realized and unrealized
   gain (loss) on investments                     (0.04)         (0.02)     (0.09)      0.01      (0.01)     (0.01)        --
--------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations          0.24           0.50       0.47       0.56       0.53       0.51       0.01
--------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                          (0.29)         (0.52)     (0.56)     (0.55)     (0.54)     (0.52)     (0.01)
   Realized capital gains                            --             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions              (0.29)         (0.52)     (0.56)     (0.55)     (0.54)     (0.52)     (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  9.85        $  9.90    $  9.92    $ 10.01    $ 10.00    $ 10.01    $  1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (d)                                   2.42%(e)       5.20%      4.86%      5.71%      5.41%      5.18%        --
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)              $20,212        $22,728    $29,479    $26,450    $17,562    $ 9,105    $ 5,154
Ratios to average net assets:
   Net expenses                                    0.50%(f)       0.50%      0.50%      0.50%      0.50%      0.50%      0.60%(f)
   Net investment income (loss)                    5.68%(f)       6.32%      5.65%      5.47%      5.42%      5.15%      3.94%(f)
   Expenses, without waiver
         and reimbursement                         0.94%(f)       0.87%      0.87%      0.95%      1.48%      1.54%      2.70%(f)
Portfolio turnover                                    3%            77%        56%       328%       251%       143%        --
--------------------------------------------------------------------------------------------------------------------------------

 (a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing debt securities using the daily, effective yield method. The effect of the change for the six months ended June 30, 2001 was a decrease in net investment income of $.004, an increase in net realized and unrealized gains and losses of $.004, and a decrease in the ratio of net investment income from 5.76% to 5.68%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.
 (b) The Fund commenced operations on May 1, 2001.
 (c) Calculated using average shares outstanding throughout the period.
 (d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
 (e) Total return is not annualized.
 (f) Ratios are annualized.


The accompanying notes are an integral part of the financial statements.

 TOUCHSTONE VARIABLE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of thirteen Funds: Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund and Touchstone Money Market Fund (collectively, the "Funds"). The Touchstone Growth/Value Fund, Touchstone Equity Fund, and the Touchstone Money Market Fund commenced operations on May 1, 2001. Prior to January 1999, the Trust was called Select Advisors Variable Insurance Trust and each existing Fund available at that time was referred to as a "Portfolio".

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2001, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western-Southern Enterprise ("Western-Southern"), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern.

On June 4, 2001, the Securities and Exchange Commission issued an order approving the substitution of shares of Touchstone High Yield Fund for shares of Touchstone Income Opportunity Fund held by Western-Southern to fund certain variable annuity contracts issued by Western-Southern. On June 26, 2001, the substitution was affected by redeeming shares of the Touchstone Income Opportunity Fund at net asset value and using the proceeds to purchase shares of the Touchstone High Yield Fund at net asset value on the same date. As a result of the substitution, the Touchstone Income Opportunity Fund ceased investment operations effective June 26, 2001.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

  TOUCHSTONE VARIABLE SERIES TRUST

  Notes to Financial Statements continued

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

ADOPTION OF NEW ACCOUNTING PRINCIPLE. Effective January 1, 2001, the Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001 the Funds amortized premiums and discounts using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Fund as of that date:

                                                                  Accumulated
                                     Net Unrealized            Undistributed Net
                               Appreciation/(Depreciation)     Investment Income

Touchstone Balanced Fund                 $40,225                   $(40,225)
Touchstone High Yield Fund                34,701                    (34,701)
Touchstone Bond Fund                      37,323                    (37,323)
Touchstone Standby Income Fund            13,037                    (13,037)



The effect of this change for the six months ended June 30, 2001 was to increase/(decrease) net investment income and increase/(decrease) net unrealized appreciation by the following reclassifications. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.


                                     Net Unrealized             Net         Net Realized
                                      Appreciation/         Investment     and Unrealized
                                     (Depreciation)           Income      Gains and Losses

Touchstone Balanced Fund                $(20,435)           $ (4,742)           $25,177
Touchstone High Yield Fund                 16,504            (18,508)             2,004
Touchstone Bond Fund                     (23,002)            (24,673)            47,675
Touchstone Standby Income Fund              8,194             (8,194)                --


  TOUCHSTONE VARIABLE SERIES TRUST

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Standby Income Fund and Touchstone Money Market Fund, are recorded by each Fund annually. It is the policy of the Touchstone Standby Income Fund and Touchstone Money Market Fund to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences, which may result in distribution reclassifications, are primarily due to non-deductible organization costs, passive foreign investment companies (PFIC), foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 2001, the following Funds had the following open forward foreign currency and spot contracts:

  TOUCHSTONE VARIABLE SERIES TRUST

Notes to Financial Statements continued


                                                                             Unrealized
                                 Contracts To        In Exchange            Appreciation/
Fund Name           Maturity    Deliver/Receive          For        Value  (Depreciation)
Touchstone
Balanced Fund
Sales               08/08/01   GBP      117,800       $167,629     $165,489    $ 2,140
---------------------------------------------------------------------------------------
                    09/13/01   ZAR    2,321,000        281,589      288,409     (6,820)
---------------------------------------------------------------------------------------
                                                                                (4,680)
---------------------------------------------------------------------------------------
  GBP -- Great Britain Pound
  ZAR -- South African Rand


Touchstone
International
Equity Fund
Purchases           07/02/01   EUR      126,896      $ 107,975    $ 107,500    $  (475)
---------------------------------------------------------------------------------------
Sales               07/02/01   EUR      124,286      $ 105,754    $ 105,289    $   465
---------------------------------------------------------------------------------------
                    07/02/01   JPY       93,500            750          750          0
---------------------------------------------------------------------------------------
                    07/19/01   JPY   126,000,000     1,040,808    1,012,213     28,595
---------------------------------------------------------------------------------------
Total Sales                                                                     29,060
---------------------------------------------------------------------------------------
  EUR-- European Monetary Unit (Euro)
  JPY-- Japanese Yen


REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Board of Trustees. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

SECURITIES TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

EXPENSES. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

  TOUCHSTONE VARIABLE SERIES TRUST

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

INVESTMENT ADVISOR. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor"), a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2001, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the Fund:


            Touchstone  Touchstone  Touchstone  Touchstone   Touchstone
          International   Emerging   Small Cap    Growth/      Equity
           Equity Fund  Growth Fund  Value Fund  Value Fund     Fund
Rate           0.95%       0.80%        0.80%       1.00%       0.75%
-----------------------------------------------------------------------

            Touchstone  Touchstone  Touchstone  Touchstone  Touchstone
           Enhanced 30  Value Plus   Growth &    Balanced   High Yield
               Fund        Fund     Income Fund    Fund        Fund
Rate           0.65%       0.75%       0.80%       0.80%       0.60%
-----------------------------------------------------------------------

            Touchstone  Touchstone   Touchstone
               Bond       Standby      Money
               Fund     Income Fund  Market Fund

Rate           0.55%       0.25%        0.50%
-----------------------------------------------------------------------

  TOUCHSTONE VARIABLE SERIES TRUST

Notes to Financial Statements continued

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of June 30, 2001, the following sub-advisory agreements were in place:

TOUCHSTONE INTERNATIONAL EQUITY FUND
Credit Suisse Asset Management, LLC          0.85% on the first $30 million
                                             0.80% on the next $20 million
                                             0.60% on the next $25 million*
                                             0.50% thereafter*

TOUCHSTONE EMERGING GROWTH FUND
TCW Investment Management Company**          0.50%
Westfield Capital Management Company, Inc.   0.45% on the first $10 million
                                             0.40% on the next $40 million
                                             0.35% thereafter

TOUCHSTONE SMALL CAP VALUE FUND
Todd Investment Advisors, Inc.               0.50%

TOUCHSTONE GROWTH/VALUE FUND
Mastrapasqua & Associates, Inc.              0.60% on the first $50 million
                                             0.50% on the next $50 million
                                             0.40% on the next $100 million
                                             0.35% thereafter

TOUCHSTONE EQUITY FUND
Fort Washington Investment Advisors, Inc.    0.45%

TOUCHSTONE ENHANCED 30 FUND
Todd Investment Advisors, Inc.               0.40%

TOUCHSTONE VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.    0.45%

TOUCHSTONE GROWTH & INCOME FUND
Zurich Scudder Investments, Inc.             0.50% on the first $150 million
                                             0.45% thereafter

TOUCHSTONE BALANCED FUND
OpCap Advisors, Inc.                         0.60% on the first $20 million
                                             0.50% on the next $30 million
                                             0.40% thereafter

TOUCHSTONE HIGH YIELD FUND
Fort Washington Investment Advisors, Inc.    0.40%

TOUCHSTONE BOND FUND
Fort Washington Investment Advisors, Inc.    0.30%

TOUCHSTONE STANDBY INCOME FUND
Fort Washington Investment Advisors, Inc.    0.15%

TOUCHSTONE MONEY MARKET FUND
Fort Washington Investment Advisors, Inc.    0.15%


Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

* Prior to May 1, 2001, the sub-advisory agreement was 0.70% on the next 25 million, and 0.60% thereafter.

** Effective May 1, 2001, TCW Investment Management Company replaced David L. Babson & Co. as subadvisor of the Touchstone Emerging Growth Fund.

  TOUCHSTONE VARIABLE SERIES TRUST

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement through June 30, 2001. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Touchstone Variable Series Trust (included in a separate report). For the six months ended June 30, 2001, the Trust incurred $22,990 in Trustee fees which was prorated to each fund.

4. Expense Reimbursements

The Advisor has agreed to waive it's fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the "Expense Cap"). For this purpose, operating expenses include amortization of organizational expenses but are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of fees waived by the Advisor under the Sponsor Agreement and the amounts reimbursed by the Advisor to each Fund for the six months ended June 30, 2001:

                   Touchstone  Touchstone  Touchstone  Touchstone   Touchstone
                 International   Emerging   Small Cap    Growth/      Equity
                  Equity Fund  Growth Fund  Value Fund  Value Fund     Fund
Voluntary
expense limit         1.25%       1.15%       1.00%        1.10%       0.95%
Sponsor
fees waived          $26,480     $28,172     $10,379     $ 1,634     $ 7,323
Amount of
reimbursement        $79,078       --        $47,102     $11,110     $16,473
-------------------------------------------------------------------------------

                   Touchstone  Touchstone Touchstone  Touchstone  Touchstone
                    Enhanced   Value Plus  Growth &    Balanced   High Yield
                     30 Fund      Fund    Income Fund    Fund        Fund
Voluntary
expense limit         0.75%       1.15%      0.85%       0.90%       0.80%
Sponsor
fees waived          $12,060     $ 6,643    $50,467     $32,139     $16,772
Amount of
reimbursement        $46,502     $31,815    $64,922     $47,186     $40,816
-------------------------------------------------------------------------------

                   Touchstone  Touchstone    Touchstone
                      Bond       Standby    Money Market
                      Fund     Income Fund      Fund
Voluntary
expense limit         0.75%       0.50%        0.60%
Sponsor
fees waived         $32,829     $22,642      $ 1,593
Amount of
reimbursement       $20,116     $27,504      $15,499
-------------------------------------------------------------------------------

  TOUCHSTONE VARIABLE SERIES TRUST

Notes to Financial Statements continued

5. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2001 were as follows:


                       Touchstone   Touchstone     Touchstone   Touchstone   Touchstone
                     International   Emerging       Small Cap    Growth/       Equity
                       Equity Fund  Growth Fund    Value Fund   Value Fund      Fund
Cost of Purchases      $21,185,532  $18,737,193    $10,335,584  $5,072,242   $5,641,370
Proceeds from sales    $27,690,752  $19,046,943    $11,758,854   $140,060    $  769,400
----------------------------------------------------------------------------------------

                       Touchstone   Touchstone     Touchstone   Touchstone   Touchstone
                        Enhanced    Value Plus      Growth &     Balanced    High Yield
                         30 Fund       Fund        Income Fund     Fund         Fund

Cost of Purchases       $548,127    $1,751,624     $35,132,199  $ 8,907,644  $4,837,574
Proceeds from sales     $191,848    $1,675,416     $51,946,715  $10,485,097  $2,081,484
----------------------------------------------------------------------------------------

                       Touchstone   Touchstone     Touchstone
                          Bond        Standby     Money Market
                          Fund      Income Fund       Fund

Cost of Purchases      $8,304,467   $10,661,812        --
Proceeds from sales    $2,851,897   $  471,154         --
----------------------------------------------------------------------------------------


Purchases and sales of U.S. government obligations (excluding short-term investments) for the six months ended June 30, 2001 were as follows:

                       Touchstone   Touchstone
                        Balanced       Bond
                          Fund         Fund

Cost of Purchases      $  158,258   $10,015,034
Proceeds from sales    $1,099,863   $13,562,527
------------------------------------------------


6. Restricted Securities

Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 2001, the Touchstone Bond Fund held a restricted security valued at $797,243 by the Trustees, representing 2.4% of net assets. Acquisition date and cost of each are as follows:

                     Acquisition Date                Cost
Dow Chemical              6/13/01                  $798,256



7. Subsequent Event

TOUCHSTONE EQUITY FUND. On June 29, 2001, the net assets of the Touchstone Equity Fund (the "Fund") increased from $4,811,158 to $9,780,673 due mainly to a $5,000,000 subscription made by Western-Southern. This resulted in the Fund holding 52.5% of its assets in cash as of June 30, 2001. On July 6, 2001, the percent of cash held by the Fund was reduced to 4.6% based on certain investments in equity securities.

  TOUCHSTONE VARIABLE SERIES TRUST

8. Other Information

SHAREHOLDER VOTING RESULTS. A special meeting of shareholders of the Touchstone Variable Series Trust Emerging Growth Fund (the "Fund") was held on April 12, 2001 to vote on a series of proposals listed below:

     Proposal 1- To approve a new Sub-advisory agreement between Touchstone Advisors, Inc. and TCW Investment Management Company.

     Proposal 2 - To approve a change in the fundamental investment restriction of the Fund with respect to borrowing money.

     Proposal 3 - To approve a change in the fundamental investment restriction of the Fund with respect to underwriting securities.

     Proposal 4 - To approve a change in the fundamental investment restriction of the Fund with respect to loans.

     Proposal 5 - To approve a change in the fundamental investment restriction of the Fund with respect to real estate.

     Proposal 6 - To approve the elimination of the fundamental investment restriction of the Fund with regard to oil, gas or mineral leases.

     Proposal 7 - To approve a change in the fundamental investment restriction of the Fund with respect to commodities.

     Proposal 8 - To approve a change in the fundamental investment restriction of the Fund with respect to the concentration of investments.

     Proposal 9 - To approve a change in the fundamental investment restriction of the Fund with respect to issuing senior securities.

     Proposal 10 - To approve the elimination of the fundamental investment restriction of the Fund with regard to the amounts invested in one issuer.



The voting results for each of these proposals were as follows:


                    Affirmative           Against             Abstain           Total
                   % of shares         % of shares         % of shares       % of shares
                       voted               voted               voted            voted
Proposal 1            93.99%              1.36%               4.65%           100.00%
Proposal 2            92.44%              2.63%               4.93%           100.00%
Proposal 3            93.88%              1.29%               4.83%           100.00%
Proposal 4            92.67%              2.72%               4.61%           100.00%
Proposal 5            92.48%              3.26%               4.26%           100.00%
Proposal 6            92.70%              2.56%               4.74%           100.00%
Proposal 7            92.82%              2.76%               4.42%           100.00%
Proposal 8            93.49%              2.25%               4.26%           100.00%
Proposal 9            93.96%              1.34%               4.70%           100.00%
Proposal 10           93.26%              2.12%               4.62%           100.00%


NOTES

52